Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
522 Funding CLO Ltd., Series 2019-5A, Class
AR, (3-mo. CME Term SOFR at 1.33% Floor
+ 1.33%), 6.66%, 04/15/35
(a) (b)
......... USD 250 $ 250,298
ACREC LLC, Series 2023-FL2, Class A, (1-mo.
CME Term SOFR at 2.23% Floor + 2.23%),
7.56%, 02/19/38
(a) (b)
................ 1,059 1,060,213
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.75%, 07/20/34
(a) (b)
.......... 1,730 1,731,211
AGL CLO 14 Ltd., Series 2021-14A, Class A,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.74%, 12/02/34
(a) (b)
.......... 1,530 1,532,336
AGL CLO 7 Ltd.
(a)(b)
Series 2020-7A, Class AR, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.79%, 07/15/34 ................ 540 541,095
Series 2020-7A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.36%),
8.69%, 07/15/34 ................ 250 250,635
AGL Core CLO 15 Ltd., Series 2021-15A, Class
A1, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.74%, 01/20/35
(a) (b)
......... 250 250,599
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1R, (3-mo. CME Term SOFR at 1.46%
Floor + 1.46%), 6.79%, 07/20/37
(a) (b)
..... 1,320 1,324,615
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (3-mo. CME Term SOFR at 1.07%
Floor + 1.33%), 6.66%, 04/20/33
(a) (b)
..... 920 922,756
AIMCO CLO, Series 2017-AA, Class CR,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 7.69%, 04/20/34
(a) (b)
.......... 250 250,022
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 2.12%, 01/25/61
(b) (c)
.......... 5,223 5,116,276
AMMC CLO 22 Ltd., Series 2018-22A, Class B,
(3-mo. CME Term SOFR at 1.45% Floor +
1.71%), 7.04%, 04/25/31
(a) (b)
.......... 250 250,281
AMSR Trust, Series 2020-SFR2, Class D,
3.28%, 07/17/37
(b)
................. 557 539,629
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.79%, 01/19/35
(a) (b)
250 250,000
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1, (3-mo. CME Term SOFR at
1.17% Floor + 1.43%), 6.76%, 07/15/34
(a) (b)
2,495 2,501,928
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class AR3, (3-mo. CME Term SOFR at
1.44% Floor + 1.44%), 6.76%, 04/22/34
(a) (b)
1,220 1,221,220
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR3, (3-mo. CME
Term SOFR at 1.56% Floor + 1.56%),
6.89%, 04/28/37 ................ 930 930,743
Series 2015-7A, Class BR3, (3-mo. CME
Term SOFR at 2.05% Floor + 2.05%),
7.38%, 04/28/37 ................ 1,640 1,652,312
Series 2015-7A, Class DR3, (3-mo. CME
Term SOFR at 3.80% Floor + 3.80%),
9.13%, 04/28/37 ................ 250 249,971
Anchorage Capital CLO 8 Ltd., Series 2016-8A,
Class BR2, (3-mo. CME Term SOFR at
1.80% Floor + 2.06%), 7.39%, 10/27/34
(a) (b)
650 654,323
Anchorage Capital Europe CLO 2 DAC, Series
2A, Class B1R, (3-mo. EURIBOR at 1.60%
Floor + 1.60%), 5.51%, 04/15/34
(a) (b)
..... EUR 272 289,886
Apidos CLO XII, Series 2013-12A, Class AR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 6.67%, 04/15/31
(a) (b)
.......... USD 4,193 4,201,477
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 1.01% Floor +
1.27%), 6.60%, 04/20/31
(a) (b)
.......... USD 382 $ 382,583
Apidos CLO XVIII, Series 2018-18A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.15%), 6.47%, 10/22/30
(a) (b)
.......... 333 333,219
Apidos CLO XX, Series 2015-20A, Class A1RA,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 6.69%, 07/16/31
(a) (b)
.......... 212 211,978
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A2R, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.09%, 04/20/31 ................ 250 250,555
Series 2015-22A, Class CR, (3-mo. CME
Term SOFR at 2.95% Floor + 3.21%),
8.54%, 04/20/31 ................ 250 251,057
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................. 63 56,355
Arbor Realty Commercial Real Estate Notes
Ltd.
(a)(b)
Series 2021-FL1, Class A, (1-mo. CME Term
SOFR at 0.97% Floor + 1.08%), 6.41%,
12/15/35 ..................... 61 60,793
Series 2022-FL1, Class A, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 6.78%,
01/15/37 ..................... 8,208 8,157,213
Series 2022-FL2, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.18%,
05/15/37 ..................... 1,449 1,447,421
AREIT LLC, Series 2023-CRE8, Class A,
(1-mo. CME Term SOFR at 2.11% Floor +
2.11%), 7.44%, 08/17/41
(a) (b)
.......... 593 592,353
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo.
CME Term SOFR at 1.69% Floor + 1.69%),
7.02%, 05/17/41
(a) (b)
................ 5,060 5,049,620
Ares European CLO XII DAC, Series 12A,
Class B1R, (3-mo. EURIBOR at 1.70% Floor
+ 1.70%), 5.60%, 04/20/32
(a) (b)
......... EUR 297 317,503
Ares LII CLO Ltd., Series 2019-52A, Class A1R,
(3-mo. CME Term SOFR at 1.05% Floor +
1.31%), 6.64%, 04/22/31
(a) (b)
.......... USD 1,770 1,770,885
Ares LIX CLO Ltd., Series 2021-59A, Class A,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 6.62%, 04/25/34
(a) (b)
.......... 250 250,150
Ares LVI CLO Ltd., Series 2020-56A, Class AR,
(3-mo. CME Term SOFR at 1.42% Floor +
1.42%), 6.75%, 10/25/34
(a) (b)
.......... 410 410,783
Ares XLVIII CLO Ltd., Series 2018-48A, Class
B, (3-mo. CME Term SOFR at 1.58% Floor +
1.84%), 7.17%, 07/20/30
(a) (b)
.......... 250 250,745
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1RR, (3-mo. CME Term SOFR at 1.08%
Floor + 1.08%), 6.41%, 10/15/30
(a) (b)
..... 310 310,000
Armada Euro CLO III DAC, Series 3A, Class
DR, (3-mo. EURIBOR at 3.30% Floor +
3.30%), 7.21%, 07/15/31
(a) (b)
.......... EUR 287 308,210
Assurant CLO II Ltd., Series 2018-2A, Class A,
(3-mo. CME Term SOFR at 1.04% Floor +
1.30%), 6.63%, 04/20/31
(a) (b)
.......... USD 151 151,262
Assurant CLO IV Ltd., Series 2019-4A, Class
DR, (3-mo. CME Term SOFR at 3.65% Floor
+ 3.91%), 9.24%, 04/20/30
(a) (b)
......... 470 472,403
Atrium IX, Series 9A, Class AR2, (3-mo. CME
Term SOFR at 0.99% Floor + 1.25%),
6.59%, 05/28/30
(a) (b)
................ 855 856,145

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Auto ABS Italian Stella Loans SRL
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 5.34%, 12/29/36 EUR 100 $ 107,435
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 5.94%, 12/29/36 100 107,552
Avoca CLO XVIII DAC, Series 18X, Class C,
(3-mo. EURIBOR at 1.75% Floor + 1.75%),
5.66%, 04/15/31
(a) (d)
................ 100 107,159
Avoca CLO XXII DAC, Series 22X, Class B1,
(3-mo. EURIBOR at 1.30% Floor + 1.30%),
5.21%, 04/15/35
(a) (d)
................ 200 211,484
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2018-2A, Class A1, (3-mo. CME Term
SOFR at 1.08% Floor + 1.34%), 6.67%,
07/19/31 ..................... USD 275 275,492
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 7.19%,
07/19/31 ..................... 250 250,351
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.36% Floor + 3.36%), 8.68%,
07/24/34 ..................... 250 246,188
Bardot CLO Ltd., Series 2019-2A, Class DR,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 8.59%, 10/22/32
(a) (b)
.......... 250 250,054
Barings CLO Ltd.
(a)(b)
Series 2015-IA, Class BR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%), 6.99%,
01/20/31 ..................... 250 250,067
Series 2018-3A, Class A1, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%), 6.54%,
07/20/29 ..................... 22 22,133
Series 2019-3A, Class A1R, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%),
6.66%, 04/20/31 ................ 250 250,202
Battalion CLO 18 Ltd., Series 2020-18A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor
+ 2.01%), 7.34%, 10/15/36
(a) (b)
......... 375 375,079
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A1R2, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%),
6.66%, 07/18/30 ................ 888 889,342
Series 2015-8A, Class A2R2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.14%, 07/18/30 ................ 666 666,821
Battalion CLO XI Ltd., Series 2017-11A, Class
BR, (3-mo. CME Term SOFR at 1.72% Floor
+ 1.98%), 7.30%, 04/24/34
(a) (b)
......... 250 250,574
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.77%, 07/15/34
(a) (b)
.......... 1,000 1,003,275
BDS LLC, Series 2022-FL11, Class ATS, (1-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
7.14%, 03/19/39
(a) (b)
................ 1,697 1,686,345
BDS Ltd., Series 2021-FL7, Class A, (1-mo.
CME Term SOFR at 1.07% Floor + 1.18%),
6.52%, 06/16/36
(a) (b)
................ 5,637 5,605,326
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1R, (3-mo. CME Term
SOFR at 1.53% Floor + 1.53%), 6.86%,
07/20/37
(a) (b)
..................... 960 960,731
Benefit Street Partners CLO XII Ltd., Series
2017-12A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.26%), 7.59%,
10/15/30
(a) (b)
..................... 310 310,896
BHG Securitization Trust, Series 2022-C, Class
B, 5.93%, 10/17/35
(b)
............... 302 300,440
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Birch Grove CLO 2 Ltd., Series 2021-2A, Class
A1, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.52%), 6.85%, 10/19/34
(a) (b)
......... USD 250 $ 250,248
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (3-mo. CME
Term SOFR at 1.18% Floor + 1.44%),
6.77%, 10/22/30 ................ 794 795,880
Series 2015-3A, Class A1R, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
6.59%, 04/20/31 ................ 196 196,369
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 7.09%, 07/15/31
(a) (b)
..... 870 871,223
BlueMountain CLO XXIII Ltd., Series 2018-23A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.29%, 10/20/31
(a) (b)
..... 250 251,444
BlueMountain CLO XXIX Ltd., Series 2020-29A,
Class BR, (3-mo. CME Term SOFR at 1.75%
Floor + 2.01%), 7.34%, 07/25/34
(a) (b)
..... 250 250,060
BlueMountain CLO XXVIII Ltd., Series 2021-
28A, Class A, (3-mo. CME Term SOFR at
1.26% Floor + 1.52%), 6.85%, 04/15/34
(a) (b)
130 130,025
BlueMountain Euro CLO DAC, Series 2021-2A,
Class B1, (3-mo. EURIBOR at 1.75% Floor
+ 1.75%), 5.66%, 10/15/35
(a) (b)
......... EUR 660 704,273
BPCRE Ltd., Series 2022-FL2, Class A, (1-mo.
CME Term SOFR at 2.40% Floor + 2.40%),
7.73%, 01/16/37
(a) (b)
................ USD 452 450,531
Bridge Street CLO II Ltd., Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR at
1.23% Floor + 1.49%), 6.82%, 07/20/34
(a) (b)
250 250,233
Brignole Co., Series 2024, Class C, (1-mo.
EURIBOR at 0.00% Floor + 2.00%), 5.60%,
02/24/42
(a) (d)
..................... EUR 100 107,190
Bristol Park CLO Ltd.
(a)(b)
Series 2016-1A, Class AR, (3-mo. CME
Term SOFR at 0.99% Floor + 1.25%),
6.58%, 04/15/29 ................ USD 2,884 2,885,363
Series 2016-1A, Class BR, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.04%, 04/15/29 ................ 250 250,188
Canyon Capital CLO Ltd., Series 2019-1A,
Class A1R, (3-mo. CME Term SOFR at
1.10% Floor + 1.36%), 6.69%, 04/15/32
(a) (b)
610 610,887
Canyon CLO Ltd., Series 2020-3A, Class B,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.29%, 01/15/34
(a) (b)
.......... 350 351,042
Carlyle C17 CLO Ltd., Series C17A, Class
A1AR, (3-mo. CME Term SOFR at 1.03%
Floor + 1.29%), 6.62%, 04/30/31
(a) (b)
..... 1,478 1,481,727
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
6.55%, 04/17/31
(a) (b)
................ 562 562,637
Carlyle US CLO Ltd.
(a)(b)
Series 2018-4A, Class B, (3-mo. CME Term
SOFR at 2.07% Floor + 2.33%), 7.66%,
01/20/31 ..................... 250 250,510
Series 2019-1A, Class A1AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.67%, 04/20/31 ................ 250 250,127
Series 2021-6A, Class A1, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.75%,
07/15/34 ..................... 800 801,510

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CBAM Ltd., Series 2017-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor + 1.51%),
6.84%, 07/20/30
(a) (b)
................ USD 753 $ 753,110
Cedar Funding II CLO Ltd.
(a)(b)
Series 2013-1A, Class ARR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.67%, 04/20/34 ................ 710 711,065
Series 2013-1A, Class BRR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.61%),
6.94%, 04/20/34 ................ 680 678,448
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class ARR, (3-mo. CME Term SOFR at
1.05% Floor + 1.31%), 6.64%, 04/20/34
(a) (b)
3,930 3,935,141
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (3-mo. CME Term SOFR at
1.35% Floor + 1.61%), 6.95%, 05/29/32
(a) (b)
280 280,214
CIFC Funding 2017-I Ltd., Series 2017-1A,
Class BRR, (3-mo. CME Term SOFR at
2.05% Floor + 2.05%), 7.33%, 04/21/37
(a) (b)
340 343,114
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class BRR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.19%, 04/27/31 ................ 250 250,340
Series 2014-2RA, Class B1, (3-mo. CME
Term SOFR at 2.80% Floor + 3.06%),
8.38%, 04/24/30 ................ 250 250,775
Series 2015-3A, Class BR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.74%, 04/19/29 ................ 330 329,866
Series 2017-1A, Class ARR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
6.83%, 04/21/37 ................ 1,190 1,200,710
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%), 6.59%,
04/18/31 ..................... 1,912 1,912,771
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.73%, 01/15/35 ................ 250 250,555
Series 2020-1A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
6.74%, 07/15/36 ................ 300 300,569
Series 2020-1A, Class BR, (3-mo. CME
Term SOFR at 1.91% Floor + 1.91%),
7.24%, 07/15/36 ................ 740 741,969
Series 2020-3A, Class A1R, (3-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
6.72%, 10/20/34 ................ 1,350 1,353,676
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.05% Floor + 1.31%), 6.64%,
07/15/33 ..................... 1,450 1,451,451
Series 2021-5A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.73%,
07/15/34 ..................... 330 330,941
Clover CLO LLC, Series 2018-1A, Class A1RR,
(3-mo. CME Term SOFR at 1.53% Floor +
1.53%), 6.85%, 04/20/37
(a) (b)
.......... 280 280,157
College Avenue Student Loans LLC
(b)
Series 2021-B, Class B, 2.42%, 06/25/52 .. 179 158,539
Series 2021-B, Class C, 2.72%, 06/25/52 . 76 67,320
Series 2021-C, Class D, 4.11%, 07/26/55 . 100 89,681
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (3-mo. EURIBOR at 1.30% Floor
+ 1.30%), 5.12%, 02/22/34
(a) (d)
......... EUR 260 275,233
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-I, Class 1A, (1-mo. CME Term
SOFR at 0.14% Floor + 0.25%), 5.58%,
01/15/37
(a)
...................... USD 97 $ 89,235
Deer Creek CLO Ltd., Series 2017-1A, Class A,
(3-mo. CME Term SOFR at 0.00% Floor +
1.44%), 6.77%, 10/20/30
(a) (b)
.......... 564 564,875
Diameter Capital CLO 1 Ltd., Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR at
1.50% Floor + 1.50%), 6.83%, 07/15/36
(a) (b)
500 500,471
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1A, (3-mo. CME Term SOFR at
1.39% Floor + 1.39%), 6.72%, 04/15/37
(a) (b)
250 250,239
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (3-mo. CME Term SOFR at
1.04% Floor + 1.30%), 6.63%, 04/20/34
(a) (b)
1,180 1,180,944
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.29%, 10/15/30
(a) (b)
..... 630 631,164
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.24%, 07/15/30
(a) (b)
..... 250 251,036
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 6.71%, 01/15/31
(a) (b)
.......... 4,373 4,379,273
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 7.19%, 07/18/30
(a) (b)
.......... 250 250,846
Dryden 76 CLO Ltd., Series 2019-76A, Class
A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.74%, 10/20/34
(a) (b)
..... 250 250,659
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 6.71%, 05/20/34
(a) (b)
......... 810 810,567
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.36%), 6.69%, 05/20/34
(a) (b)
......... 520 521,013
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (3-mo. CME Term SOFR at
0.90% Floor + 1.16%), 6.49%, 04/15/29
(a) (b)
219 219,059
EDvestinU Private Education Loan Issue No.
4 LLC, Series 2022-A, Class A, 5.25%,
11/25/40
(b)
...................... 493 484,836
Elmwood CLO 29 Ltd., Series 2024-5A, Class
AR1, (3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 6.84%, 04/20/37
(a) (b)
..... 1,010 1,011,141
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class AR, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
6.74%, 04/20/34 ................ 1,000 1,001,590
Series 2019-2A, Class BR, (3-mo. CME
Term SOFR at 1.91% Floor + 1.91%),
7.24%, 04/20/34 ................ 250 251,329
Elmwood CLO V Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.24%, 10/20/34 ................ 620 623,483
Series 2020-2A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.59%, 10/20/34 ................ 541 542,207
Elmwood CLO XII Ltd., Series 2021-5A, Class
A, (3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.74%, 01/20/35
(a) (b)
.......... 250 251,028
Fidelity Grand Harbour CLO DAC, Series 2021-
1A, Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 7.51%, 10/15/34
(a) (b)
..... EUR 250 266,371

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1,
(3-mo. CME Term SOFR at 1.11% Floor +
1.37%), 6.70%, 07/19/34
(a) (b)
.......... USD 3,150 $ 3,157,875
FS Rialto, Series 2021-FL3, Class A, (1-mo.
CME Term SOFR at 1.36% Floor + 1.36%),
6.69%, 11/16/36
(a) (b)
................ 928 922,122
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 7.23%,
01/19/39 ..................... 2,907 2,906,500
Series 2022-FL5, Class A, (1-mo. CME Term
SOFR at 2.30% Floor + 2.30%), 7.64%,
06/19/37 ..................... 786 786,725
Series 2022-FL6, Class A, (1-mo. CME Term
SOFR at 2.58% Floor + 2.58%), 7.92%,
08/17/37 ..................... 1,469 1,472,298
Series 2022-FL7, Class A, (1-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 8.23%,
10/19/39 ..................... 955 960,347
Galaxy XV CLO Ltd., Series 2013-15A, Class
ARR, (3-mo. CME Term SOFR at 0.97%
Floor + 1.23%), 6.56%, 10/15/30
(a) (b)
..... 236 236,127
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.36%), 6.69%, 07/15/31
(a) (b)
......... 205 205,804
Galaxy XXII CLO Ltd., Series 2016-22A, Class
ARR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.46%), 6.79%, 04/16/34
(a) (b)
..... 910 912,941
Generate CLO 2 Ltd., Series 2A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.74%, 01/22/31
(a) (b)
.......... 880 879,888
Generate CLO 4 Ltd., Series 4A, Class A1R,
(3-mo. CME Term SOFR at 1.09% Floor +
1.35%), 6.68%, 04/20/32
(a) (b)
.......... 909 910,179
Gilbert Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.54%, 10/15/30
(a) (b)
.......... 640 640,761
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class B1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.81%), 7.14%,
04/20/30
(a) (b)
..................... 250 250,478
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.72%,
10/20/34
(a) (b)
..................... 1,050 1,051,097
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class A, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.79%,
07/20/34
(a) (b)
..................... 250 251,004
GoodLeap Sustainable Home Solutions
Trust, Series 2023-1GS, Class A, 5.52%,
02/22/55
(b)
...................... 523 502,801
Grippen Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo. CME Term
SOFR at 1.26% Floor + 1.52%), 6.85%,
01/20/30 ..................... 48 48,400
Series 2017-1A, Class D, (3-mo. CME Term
SOFR at 3.30% Floor + 3.56%), 8.89%,
01/20/30 ..................... 250 250,105
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (1-mo. CME Term SOFR at 0.14%
Floor + 0.25%), 5.60%, 03/25/36
(a)
...... 426 136,565
Henley CLO IV DAC, Series 4X, Class B1,
(3-mo. EURIBOR at 1.35% Floor + 1.35%),
5.23%, 04/25/34
(a) (d)
................ EUR 130 138,309
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Highbridge Loan Management Ltd., Series
3A-2014, Class A1R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.44%), 6.77%,
07/18/29
(a) (b)
..................... USD 178 $ 178,138
HPS Loan Management Ltd.
(a)(b)
Series 10A-16, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.73%, 04/20/34 ................ 1,540 1,543,409
Series 6A-2015, Class A1R, (3-mo. CME
Term SOFR at 0.00% Floor + 1.26%),
6.60%, 02/05/31 ................ 1,317 1,317,546
Huntington Bank Auto Credit-Linked Notes,
Series 2024-1, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.40%), 6.73%,
05/20/32
(a) (b)
..................... 1,473 1,472,990
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor + 1.96%),
7.30%, 09/15/29
(a) (b)
................ 250 250,204
KREF Ltd., Series 2022-FL3, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
6.79%, 02/17/39
(a) (b)
................ 3,240 3,229,875
LCM 29 Ltd., Series 29A, Class AR, (3-mo.
CME Term SOFR at 1.07% Floor + 1.33%),
6.66%, 04/15/31
(a) (b)
................ 250 250,495
LCM XIV LP, Series 14A, Class AR, (3-mo.
CME Term SOFR at 0.00% Floor + 1.30%),
6.63%, 07/20/31
(a) (b)
................ 175 174,881
Lendmark Funding Trust
(b)
Series 2022-1A, Class A, 5.12%, 07/20/32 . 1,696 1,680,355
Series 2023-1A, Class D, 8.69%, 05/20/33 . 936 963,937
Series 2024-1A, Class B, 5.88%, 06/21/32 . 437 435,913
Series 2024-1A, Class C, 6.40%, 06/21/32 . 168 167,954
Series 2024-1A, Class D, 7.21%, 06/21/32 . 195 197,775
LoanCore Issuer Ltd., Series 2022-CRE7, Class
A, (SOFR 30 day Average at 1.55% Floor +
1.55%), 6.88%, 01/17/37
(a) (b)
.......... 4,086 4,081,735
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (3-mo. CME Term SOFR at 0.26%
Floor + 1.64%), 6.95%, 01/17/30
(a) (b)
..... 250 250,288
Madison Park Funding XIX Ltd., Series 2015-
19A, Class AR3, (3-mo. CME Term SOFR at
1.60% Floor + 1.60%), 6.92%, 01/22/37
(a) (b)
1,229 1,236,238
Madison Park Funding XLII Ltd., Series 13A,
Class C, (3-mo. CME Term SOFR at 1.80%
Floor + 2.06%), 7.39%, 11/21/30
(a) (b)
..... 250 250,101
Madison Park Funding XLV Ltd., Series 2020-
45A, Class AR, (3-mo. CME Term SOFR at
1.12% Floor + 1.38%), 6.71%, 07/15/34
(a) (b)
1,050 1,050,630
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class BR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.14%, 07/27/31 ................ 250 250,171
Series 2017-23A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.59%, 07/27/31 ................ 250 250,149
Madison Park Funding XXIV Ltd., Series 2016-
24A, Class BR2, (3-mo. CME Term SOFR at
1.55% Floor + 1.55%), 6.88%, 10/20/29
(a) (b)
250 250,247
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (3-mo. CME Term SOFR at
0.26% Floor + 1.29%), 6.62%, 04/20/30
(a) (b)
222 222,038
Madison Park Funding XXXIII Ltd., Series 2019-
33A, Class AR, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 6.62%, 10/15/32
(a) (b)
290 290,145

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.70%,
07/17/34
(a) (b)
..................... USD 1,130 $ 1,133,300
Man GLG Euro CLO VI DAC, Series 6A, Class
DR, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 7.41%, 10/15/32
(a) (b)
.......... EUR 320 336,120
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.77%, 12/18/30
(a) (b)
..... USD 236 235,683
Mariner Finance Issuance Trust
(b)
Series 2020-AA, Class B, 3.21%, 08/21/34 260 255,061
Series 2020-AA, Class C, 4.10%, 08/21/34 330 320,006
Series 2022-AA, Class A, 6.45%, 10/20/37 . 1,538 1,540,816
MF1 LLC, Series 2023-FL12, Class A, (1-mo.
CME Term SOFR at 2.07% Floor + 2.07%),
7.40%, 10/19/38
(a) (b)
................ 460 460,345
MF1 Multifamily Housing Mortgage Loan Trust
(a)
(b)
Series 2022-FL9, Class A, (1-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.49%,
06/19/37 ..................... 857 858,071
Series 2022-FL10, Class A, (1-mo. CME
Term SOFR at 2.64% Floor + 2.64%),
7.97%, 09/17/37 ................ 448 448,930
Series 2024-FL14, Class A, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%),
7.08%, 03/19/39 ................ 447 446,021
MidOcean Credit CLO III, Series 2014-3A,
Class A3A2, (3-mo. CME Term SOFR at
0.97% Floor + 1.23%), 6.56%, 04/21/31
(a) (b)
180 180,190
Mila BV, Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor + 1.45%), 5.14%,
09/16/41
(a) (d)
..................... EUR 100 106,967
Mosaic Solar Loan Trust
(b)
Series 2022-3A, Class A, 6.10%, 06/20/53 . USD 270 272,732
Series 2023-1A, Class A, 5.32%, 06/20/53 . 944 921,061
MP CLO III Ltd., Series 2013-1A, Class AR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.51%), 6.84%, 10/20/30
(a) (b)
.......... 393 394,156
Navient Private Education Loan Trust
(b)
Series 2014-AA, Class A3, (1-mo. CME Term
SOFR at 1.60% Floor + 1.71%), 7.04%,
10/15/31
(a)
.................... 227 227,822
Series 2015-AA, Class A3, (1-mo. CME Term
SOFR at 1.70% Floor + 1.81%), 7.14%,
11/15/30
(a)
.................... 285 286,409
Series 2018-BA, Class A2A, 3.61%,
12/15/59 ..................... 97 95,402
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.01%), 6.34%,
11/15/68
(a)
.................... 251 249,826
Navient Private Education Refi Loan Trust
(b)
Series 2018-DA, Class A2A, 4.00%,
12/15/59 ..................... 394 383,452
Series 2019-CA, Class A2, 3.13%, 02/15/68 252 243,940
Series 2021-DA, Class B, 2.61%, 04/15/60 277 246,052
Series 2021-DA, Class C, 3.48%, 04/15/60 950 841,436
Series 2021-DA, Class D, 4.00%, 04/15/60 300 273,231
Series 2024-A, Class A, 5.66%, 10/15/72 .. 3,522 3,533,997
Navient Student Loan Trust, Series 2019-BA,
Class A2A, 3.39%, 12/15/59
(b)
......... 183 175,716
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman CLO XVI-S Ltd., Series
2017-16SA, Class AR, (3-mo. CME Term
SOFR at 1.04% Floor + 1.30%), 6.63%,
04/15/34
(a) (b)
..................... USD 570 $ 570,432
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class BRR, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 7.24%, 07/15/34
(a) (b)
250 250,824
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class AR, (3-mo. CME
Term SOFR at 0.92% Floor + 1.18%),
6.51%, 10/18/30 ................ 1,242 1,244,557
Series 2017-26A, Class BR, (3-mo. CME
Term SOFR at 1.40% Floor + 1.66%),
6.99%, 10/18/30 ................ 250 250,000
Neuberger Berman Loan Advisers CLO 34
Ltd., Series 2019-34A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor + 1.75%),
7.07%, 01/20/35
(a) (b)
................ 250 249,673
Neuberger Berman Loan Advisers CLO 37
Ltd., Series 2020-37A, Class BR, (3-mo.
CME Term SOFR at 1.45% Floor + 1.71%),
7.04%, 07/20/31
(a) (b)
................ 250 250,713
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.69%,
07/16/35
(a) (b)
..................... 880 881,438
Newday Funding Master Issuer plc
(a)(d)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
0.00%, 07/15/32 ................ GBP 134 169,389
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
0.00%, 07/15/32 ................ 156 197,200
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.65%),
0.00%, 07/15/32 ................ 337 426,002
OAK Hill European Credit Partners V DAC,
Series 2016-5A, Class BR, (3-mo.
EURIBOR at 1.90% Floor + 1.90%), 5.80%,
01/21/35
(a) (b)
..................... EUR 250 267,443
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class A1R, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.67%, 04/26/31 ................ USD 115 114,647
Series 2017-14A, Class B, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 7.54%,
11/20/30 ..................... 250 250,236
Series 2019-16A, Class AR, (3-mo. CME
Term SOFR at 1.26% Floor + 1.26%),
6.56%, 04/10/33 ................ 279 279,727
Series 2020-18A, Class AR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
6.68%, 07/20/32 ................ 320 320,160
Series 2020-19A, Class BR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.29%, 10/20/34 ................ 250 251,112
Series 2021-22A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.77%,
12/02/34 ..................... 390 391,356
OCP Euro CLO DAC, Series 2017-2X, Class B,
(3-mo. EURIBOR at 1.35% Floor + 1.35%),
5.26%, 01/15/32
(a) (d)
................ EUR 170 182,081

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.22%), 6.55%,
04/16/31
(a) (b)
..................... USD 1,381 $ 1,382,372
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (3-mo. CME Term
SOFR at 0.26% Floor + 1.45%), 6.78%,
01/20/31
(a) (b)
..................... 147 146,618
Octagon Investment Partners 46 Ltd., Series
2020-2A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.24%,
07/15/36
(a) (b)
..................... 710 707,556
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.74%,
07/20/34
(a) (b)
..................... 1,910 1,910,745
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.61%), 6.94%,
07/19/30
(a) (b)
..................... 320 321,069
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%), 6.60%,
07/17/30
(a) (b)
..................... 2,545 2,547,476
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%), 6.59%,
01/25/31
(a) (b)
..................... 1,816 1,816,485
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.74%, 04/21/34
(a) (b)
..... 3,220 3,221,937
OHA Credit Funding 3 Ltd.
(a)(b)
Series 2019-3A, Class AR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.73%, 07/02/35 ................ 1,450 1,451,817
Series 2019-3A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.24%, 07/02/35 ................ 668 672,132
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.74%, 10/22/36
(a) (b)
..... 250 250,375
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.30%), 6.63%, 05/23/31
(a) (b)
......... 4,358 4,371,724
OneMain Financial Issuance Trust
(b)
Series 2020-2A, Class C, 2.76%, 09/14/35 . 550 495,507
Series 2020-2A, Class D, 3.45%, 09/14/35 . 1,410 1,267,650
Series 2021-1A, Class A2, (SOFR 30 day
Average at 0.00% Floor + 0.76%), 6.09%,
06/16/36
(a)
.................... 660 658,633
Series 2021-1A, Class C, 2.22%, 06/16/36 . 100 86,398
Series 2022-3A, Class A, 5.94%, 05/15/34 . 3,369 3,377,890
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.51%), 6.84%, 10/22/30
(a) (b)
..... 2,784 2,785,089
OZLM VIII Ltd., Series 2014-8A, Class BR3,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 7.68%, 10/17/29
(a) (b)
.......... 340 340,600
OZLM XXII Ltd., Series 2018-22A, Class A1,
(3-mo. CME Term SOFR at 1.07% Floor +
1.33%), 6.65%, 01/17/31
(a) (b)
.......... 150 149,754
OZLM XXIV Ltd., Series 2019-24A, Class
A2AR, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 7.29%, 07/20/32
(a) (b)
..... 250 249,698
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. CME
Term SOFR at 1.26% Floor + 1.26%),
6.58%, 10/17/31 ................ USD 487 $ 487,299
Series 2015-1A, Class A1A4, (3-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
6.72%, 05/21/34 ................ 5,525 5,543,151
Series 2015-1A, Class A2R4, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.29%, 05/21/34 ................ 250 250,368
Series 2015-2A, Class A2R2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.14%, 07/20/30 ................ 500 500,497
Series 2020-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
6.97%, 11/15/36 ................ 250 251,780
Series 2021-3A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 6.74%,
01/15/35 ..................... 250 250,150
Series 2024-2A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 0.00%,
07/20/37 ..................... 750 750,000
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2021-2A, Class A2, (3-mo. CME Term
SOFR at 1.51% Floor + 1.51%), 6.84%,
05/20/29 ..................... 260 260,338
Series 2022-2A, Class A2, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 7.23%,
10/15/30 ..................... 340 340,680
Series 2022-2A, Class B, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.53%,
10/15/30 ..................... 250 250,266
PCL Funding IX plc, Series 2024-1, Class B,
(Sterling Overnight Index Average at 0.00%
Floor + 1.30%), 6.51%, 07/16/29
(a) (d)
..... GBP 135 170,890
Penta CLO DAC, Series 2022-11A, Class B,
(3-mo. EURIBOR at 2.45% Floor + 2.45%),
6.28%, 11/15/34
(a) (b)
................ EUR 530 570,754
Pikes Peak CLO 1, Series 2018-1A, Class A,
(3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.76%, 07/24/31
(a) (b)
.......... USD 252 251,691
Pikes Peak CLO 8, Series 2021-8A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.76%, 07/20/34
(a) (b)
.......... 1,570 1,573,999
Pony SA Compartment German Auto Loans
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.20%), 0.00%, 01/14/33 EUR 100 107,095
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 0.00%, 01/14/33 100 107,095
Post CLO Ltd., Series 2018-1A, Class D, (3-mo.
CME Term SOFR at 2.95% Floor + 3.21%),
8.54%, 04/16/31
(a) (b)
................ USD 500 500,764
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
.... 253 250,251
Prodigy Finance DAC
(a)(b)
Series 2021-1A, Class A, (1-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 6.71%,
07/25/51 ..................... 394 390,960
Series 2021-1A, Class B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.61%), 7.96%,
07/25/51 ..................... 76 76,901
Series 2021-1A, Class C, (1-mo. CME Term
SOFR at 0.00% Floor + 3.86%), 9.21%,
07/25/51 ..................... 68 69,000

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Progress Residential Trust, Series 2020-SFR2,
Class D, 3.87%, 06/17/37
(b)
........... USD 400 $ 397,051
Quarzo SRL, Series 2024-1, Class C, (3-mo.
EURIBOR at 0.00% Floor + 2.30%), 6.00%,
06/15/41
(a) (d)
..................... EUR 100 107,490
Race Point IX CLO Ltd., Series 2015-9A, Class
A1A2, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 6.53%, 10/15/30
(a) (b)
..... USD 681 681,179
Rad CLO 2 Ltd., Series 2018-2A, Class AR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 6.67%, 10/15/31
(a) (b)
.......... 529 528,866
Rad CLO 5 Ltd., Series 2019-5A, Class AR,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.70%, 07/24/32
(a) (b)
.......... 800 801,036
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class A, (3-mo. CME Term
SOFR at 1.09% Floor + 1.35%), 6.68%,
01/20/34 ..................... 250 250,827
Series 2021-15A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.24%,
01/20/34 ..................... 250 250,425
Ready Capital Mortgage Financing LLC, Series
2023-FL11, Class A, (1-mo. CME Term
SOFR at 2.37% Floor + 2.37%), 7.72%,
10/25/39
(a) (b)
..................... 922 924,491
Recette CLO Ltd., Series 2015-1A, Class BRR,
(3-mo. CME Term SOFR at 1.40% Floor +
1.66%), 6.99%, 04/20/34
(a) (b)
.......... 250 249,995
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 6.75%, 04/20/34
(a) (b)
..... 1,040 1,040,000
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.76%, 06/20/34 ................ 720 721,126
Series 2016-1A, Class BR2, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.21%, 06/20/34 ................ 250 251,384
Regatta VIII Funding Ltd., Series 2017-1A,
Class BR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.05%), 7.37%, 04/17/37
(a) (b)
..... 250 251,788
Regatta XVI Funding Ltd., Series 2019-2A,
Class B, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.64%, 01/15/33
(a) (b)
..... 250 251,427
Regatta XVIII Funding Ltd., Series 2021-1A,
Class B, (3-mo. CME Term SOFR at 1.45%
Floor + 1.71%), 7.04%, 01/15/34
(a) (b)
..... 250 250,579
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%, 10/15/30 .. 144 142,140
Series 2021-1, Class A, 1.68%, 03/17/31 .. 544 529,420
Series 2021-2, Class B, 2.35%, 08/15/33 .. 130 112,817
Series 2021-2, Class C, 3.23%, 08/15/33 .. 323 274,478
Series 2022-1, Class A, 3.07%, 03/15/32 .. 2,058 1,988,602
Series 2022-1, Class B, 3.71%, 03/15/32 .. 151 142,469
Series 2022-1, Class C, 4.46%, 03/15/32 .. 100 92,002
Series 2024-1, Class D, 7.46%, 07/15/36 .. 108 108,555
Riserva CLO Ltd., Series 2016-3A, Class ARR,
(3-mo. CME Term SOFR at 1.06% Floor +
1.32%), 6.65%, 01/18/34
(a) (b)
.......... 1,220 1,220,470
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class AR2, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.69%, 04/20/34 ................ 917 919,129
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-2A, Class BR, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.09%, 10/15/29 ................ USD 1,945 $ 1,943,911
Series 2017-2A, Class DR, (3-mo. CME
Term SOFR at 2.85% Floor + 3.11%),
8.44%, 10/15/29 ................ 1,039 1,038,599
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 1.19% Floor + 1.45%), 6.78%,
10/20/30 ..................... 2,164 2,164,526
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.69%,
05/20/31 ..................... 208 207,878
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.75%,
10/20/31 ..................... 209 209,257
Series 2019-2A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.24%, 08/20/32 ................ 250 250,008
Romark WM-R Ltd., Series 2018-1A, Class A1,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 6.62%, 04/20/31
(a) (b)
.......... 788 789,998
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 6.84%, 04/15/37
(a) (b)
.......... 1,180 1,180,809
RR 29 Ltd., Series 2024-29RA, Class A1R,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 0.00%, 07/15/39
(a) (b)
.......... 250 250,000
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.09% Floor + 1.35%),
6.68%, 01/15/30
(a) (b)
................ 654 654,292
RR 5 Ltd., Series 2018-5A, Class A2R, (3-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
7.27%, 07/15/39
(a) (b)
................ 250 250,613
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.74%, 07/15/35
(a) (b)
................ 2,140 2,144,880
RRX 3 Ltd., Series 2021-3A, Class A1, (3-mo.
CME Term SOFR at 1.32% Floor + 1.58%),
6.91%, 04/15/34
(a) (b)
................ 250 250,000
RRX 4 Ltd., Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.20% Floor + 1.46%),
6.79%, 07/15/34
(a) (b)
................ 2,580 2,587,850
RRX 5 Ltd., Series 2021-5A, Class A2, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.39%, 07/15/34
(a) (b)
................ 280 282,334
RRX 7 Ltd., Series 2022-7A, Class A1, (3-mo.
CME Term SOFR at 1.36% Floor + 1.36%),
6.69%, 07/15/35
(a) (b)
................ 360 360,540
SCF Rahoituspalvelut XIII DAC, Series 13,
Class C, (1-mo. EURIBOR at 0.00% Floor +
1.40%), 5.18%, 06/25/34
(a) (d)
.......... EUR 100 107,436
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
AR3, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 6.74%, 04/17/34
(a) (b)
..... USD 2,680 2,688,013
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A, (3-mo. CME Term SOFR at 1.27% Floor +
1.53%), 6.86%, 04/20/33
(a) (b)
.......... 640 641,796
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.69%, 07/20/34
(a) (b)
..... 3,815 3,818,815
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. CME Term
SOFR at 4.75% Floor + 4.86%), 10.19%,
10/15/41
(a) (b)
..................... 2,397 2,504,886
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 .. 596 584,106

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2016-B, Class A2A, 2.43%, 02/17/32 USD 165 $ 162,862
Series 2020-PTA, Class A2A, 1.60%,
09/15/54 ..................... 2,100 1,913,892
Series 2020-PTA, Class B, 2.50%, 09/15/54 1,540 1,270,746
Series 2021-A, Class C, 2.99%, 01/15/53 . 1,710 1,426,798
Series 2021-A, Class D1, 3.86%, 01/15/53 . 460 395,722
Series 2021-A, Class D2, 3.86%, 01/15/53 . 315 271,501
Series 2021-C, Class B, 2.30%, 01/15/53 . 177 165,559
Series 2021-C, Class C, 3.00%, 01/15/53 . 107 89,647
Series 2021-C, Class D, 3.93%, 01/15/53 . 54 47,662
Series 2024-A, Class A1B, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 6.78%,
03/15/56
(a)
.................... 2,276 2,308,409
Series 2024-C, Class A1B, (SOFR 30 day
Average at 1.10% Floor + 1.10%), 6.43%,
06/17/52
(a)
.................... 835 835,724
SoFi Personal Loan Trust, Series 2024-1A,
6.06%, 02/12/31
(b)
................. 2,670 2,676,597
St. Paul's CLO XII DAC, Series 12X, Class B1,
(3-mo. EURIBOR at 1.60% Floor + 1.60%),
5.51%, 04/15/33
(a) (d)
................ EUR 310 330,739
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (3-mo. CME Term SOFR at 1.25% Floor +
1.51%), 6.84%, 10/15/30
(a) (b)
.......... USD 730 730,432
Subway Funding LLC, Series 2024-1A, Class
A2II, 6.27%, 07/30/54
(b)
.............. 1,143 1,158,062
Sutton Park CLO DAC, Series 1X, Class BE,
(3-mo. EURIBOR at 2.35% Floor + 2.35%),
6.18%, 11/15/31
(a) (d)
................ EUR 202 216,122
Symphony CLO XXIII Ltd., Series 2020-23A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.19%, 01/15/34
(a) (b)
..... USD 250 250,137
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (3-mo. CME Term SOFR at 1.08%
Floor + 1.34%), 6.67%, 04/20/33
(a) (b)
..... 514 514,804
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at 0.96% Floor
+ 1.22%), 6.55%, 11/18/30
(a) (b)
......... 422 423,073
TCW CLO AMR Ltd., Series 2019-1A, Class
ASNR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.48%), 6.81%, 08/16/34
(a) (b)
..... 250 250,150
TIAA CLO III Ltd., Series 2017-2A, Class A,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.74%, 01/16/31
(a) (b)
.......... 571 571,238
TICP CLO IX Ltd., Series 2017-9A, Class A,
(3-mo. CME Term SOFR at 1.14% Floor +
1.40%), 6.73%, 01/20/31
(a) (b)
.......... 272 272,618
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.71%, 01/15/34
(a) (b)
.......... 1,060 1,060,547
Trestles CLO IV Ltd., Series 2021-4A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.76%, 07/21/34
(a) (b)
.......... 1,550 1,554,242
Tricon American Homes, Series 2020-SFR1,
Class D, 2.55%, 07/17/38
(b)
........... 2,225 2,087,264
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 6.99%, 10/18/31
(a) (b)
..... 220 219,890
Trinitas CLO XIV Ltd., Series 2020-14A, Class
BR, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 7.27%, 01/25/34
(a) (b)
......... 730 730,774
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (3-mo. CME Term SOFR at 1.07%
Floor + 1.33%), 6.66%, 07/18/31
(a) (b)
..... 325 325,561
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Venture XVIII CLO Ltd., Series 2014-18A, Class
AR, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.48%), 6.81%, 10/15/29
(a) (b)
......... USD 168 $ 168,372
Voya CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R, (3-mo. CME
Term SOFR at 0.00% Floor + 1.30%),
6.63%, 04/20/34 ................ 465 465,122
Series 2019-1A, Class AR, (3-mo. CME
Term SOFR at 1.06% Floor + 1.32%),
6.65%, 04/15/31 ................ 1,415 1,416,137
Voya Euro CLO II DAC, Series 2A, Class CR,
(3-mo. EURIBOR at 2.15% Floor + 2.15%),
6.06%, 07/15/35
(a) (b)
................ EUR 250 268,425
Voya Euro CLO V DAC
(a)(b)
Series 5A, Class B1, (3-mo. EURIBOR at
1.75% Floor + 1.75%), 5.66%, 04/15/35 440 469,965
Series 5A, Class D, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 7.01%, 04/15/35 250 266,298
Whitebox CLO I Ltd., Series 2019-1A, Class
D1RR, (3-mo. CME Term SOFR at 3.10%
Floor + 3.10%), 8.44%, 07/24/36
(a) (b)
..... USD 900 900,000
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.33%, 10/24/34 ................ 280 281,214
Series 2020-2A, Class DR, (3-mo. CME
Term SOFR at 3.35% Floor + 3.61%),
8.93%, 10/24/34 ................ 280 280,855
Whitebox CLO III Ltd., Series 2021-3A, Class
D, (3-mo. CME Term SOFR at 3.35% Floor +
3.61%), 8.94%, 10/15/34
(a) (b)
.......... 250 250,769
Total Asset-Backed Securities — 6 .9%
(Cost: $ 269,088,581 ) .............................. 267,189,431
Corporate Bonds
Aerospace & Defense — 1.0%
BAE Systems plc
(b)
3.40% , 04/15/30 .................. 2,658 2,407,288
5.25% , 03/26/31 .................. 1,651 1,646,580
Boeing Co. (The)
3.95% , 08/01/59 .................. 588 374,634
7.01% , 05/01/64
(b)
................. 1,843 1,886,992
L3Harris Technologies, Inc.
4.40% , 06/15/28 .................. 3,348 3,251,525
1.80% , 01/15/31 .................. 1,905 1,541,239
5.25% , 06/01/31 .................. 4,867 4,850,713
5.40% , 07/31/33 .................. 4,067 4,054,174
5.35% , 06/01/34 .................. 1,792 1,779,217
Lockheed Martin Corp.
1.85% , 06/15/30 .................. 554 466,705
3.60% , 03/01/35 .................. 729 639,283
Northrop Grumman Corp.
4.70% , 03/15/33 .................. 791 763,119
4.95% , 03/15/53 .................. 836 751,954
5.20% , 06/01/54 .................. 651 609,540
RTX Corp.
6.70% , 08/01/28 .................. 615 651,184
7.00% , 11/01/28 .................. 2,010 2,128,597
4.13% , 11/16/28 .................. 2,537 2,442,114
6.10% , 03/15/34 .................. 5,183 5,455,666
5.40% , 05/01/35 .................. 1,587 1,593,438
3.13% , 07/01/50 .................. 562 369,036
2.82% , 09/01/51 .................. 1,964 1,195,958

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Textron, Inc., 3.90%, 09/17/29 .......... USD 764 $ 716,609
39,575,565
Banks — 2.5%
Bangkok Bank PCL
(b)
5.30% , 09/21/28 .................. 200 199,560
5.50% , 09/21/33 .................. 200 198,404
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.33%), 3.97% ,
03/05/29 ..................... 4,489 4,292,125
(1-day SOFR + 1.06%), 2.09% , 06/14/29 . 2,976 2,640,141
(1-day SOFR + 1.57%), 5.82% , 09/15/29 . 3,475 3,547,747
(1-day SOFR + 1.53%), 1.90% , 07/23/31 . 3,769 3,104,489
(1-day SOFR + 1.37%), 1.92% , 10/24/31 . 2,556 2,091,088
(1-day SOFR + 1.33%), 2.97% , 02/04/33 . 968 819,194
(1-day SOFR + 1.65%), 5.47% , 01/23/35 . 10,919 10,907,955
(3-mo. CME Term SOFR + 1.78%), 4.33% ,
03/15/50 ..................... 768 641,122
(1-day SOFR + 1.88%), 2.83% , 10/24/51 . 1,308 826,390
Barclays plc, (1-day SOFR + 1.74%), 5.69%,
03/12/30
(a)
..................... 1,453 1,456,895
Citigroup, Inc.
(a)
(1-day SOFR + 1.28%), 3.07% , 02/24/28 . 2,581 2,435,786
(1-day SOFR + 1.42%), 2.98% , 11/05/30 . 1,547 1,377,857
(1-day SOFR + 1.17%), 2.56% , 05/01/32 . 5,733 4,777,638
(1-day SOFR + 1.35%), 3.06% , 01/25/33 . 2,090 1,775,264
(1-day SOFR + 2.09%), 4.91% , 05/24/33 . 402 386,025
(1-day SOFR + 2.34%), 6.27% , 11/17/33 . 898 940,505
(1-day SOFR + 1.45%), 5.45% , 06/11/35 . 4,481 4,445,892
HSBC Holdings plc
(a)
(1-day SOFR + 1.06%), 5.60% , 05/17/28 . 4,274 4,290,711
(1-day SOFR + 3.35%), 7.39% , 11/03/28 . 976 1,032,135
HSBC USA, Inc., 5.29%, 03/04/27 ....... 573 574,521
Intercorp Peru Ltd., 3.88%, 08/15/29
(b)
..... 200 177,437
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28 ..................... 571 550,076
(1-day SOFR + 0.93%), 5.57% , 04/22/28 . 2,285 2,303,502
(1-day SOFR + 1.57%), 6.09% , 10/23/29 . 469 484,580
(1-day SOFR + 1.31%), 5.01% , 01/23/30 . 6,986 6,932,422
(1-day SOFR + 1.16%), 5.58% , 04/22/30 . 2,132 2,165,773
(3-mo. CME Term SOFR + 1.51%), 2.74% ,
10/15/30 ..................... 2,422 2,142,960
(3-mo. CME Term SOFR + 3.79%), 4.49% ,
03/24/31 ..................... 812 782,141
(1-day SOFR + 2.04%), 2.52% , 04/22/31 . 3,002 2,594,709
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ..................... 2,615 2,127,164
(1-day SOFR + 1.07%), 1.95% , 02/04/32 . 2,178 1,771,552
(1-day SOFR + 1.62%), 5.34% , 01/23/35 . 902 896,608
(1-day SOFR + 1.49%), 5.77% , 04/22/35 . 6,074 6,231,972
Sumitomo Mitsui Financial Group, Inc., (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.28%), 6.60%
(a) (e)
... 2,141 2,126,995
Wells Fargo & Co.
(a)
(1-day SOFR + 1.74%), 5.57% , 07/25/29 . 621 626,634
(1-day SOFR + 1.50%), 5.20% , 01/23/30 . 1,109 1,104,343
(1-day SOFR + 2.06%), 6.49% , 10/23/34 . 6 6,396
(1-day SOFR + 1.78%), 5.50% , 01/23/35 . 8,465 8,435,315
(3-mo. CME Term SOFR + 4.50%), 5.01% ,
04/04/51 ..................... 1,363 1,241,580
95,463,603
Biotechnology — 0.8%
AbbVie, Inc.
5.05% , 03/15/34 .................. 6,182 6,163,917
4.55% , 03/15/35 .................. 4,101 3,890,038
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.50% , 05/14/35 .................. USD 1,003 $ 946,089
Amgen, Inc.
2.45% , 02/21/30 .................. 575 501,480
5.25% , 03/02/30 .................. 9,629 9,699,635
2.30% , 02/25/31 .................. 1,166 979,790
5.75% , 03/02/63 .................. 6,561 6,424,744
Gilead Sciences, Inc.
1.65% , 10/01/30 .................. 915 753,951
4.80% , 04/01/44 .................. 1,653 1,490,963
4.50% , 02/01/45 .................. 1,304 1,126,321
31,976,928
Capital Markets — 3.4%
Blackstone Secured Lending Fund, 5.88%,
11/15/27 ...................... 1,187 1,178,375
Deutsche Bank AG
(a)
(1-day SOFR + 5.44%), 5.88% , 07/08/31 . 452 442,939
(1-day SOFR + 2.26%), 3.74% , 01/07/33 . 477 392,346
FactSet Research Systems, Inc., 3.45%,
03/01/32 ...................... 449 391,168
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.51%), 5.86% , 09/10/24
(a)
2,894 2,894,000
(1-day SOFR + 0.79%), 1.09% , 12/09/26
(a)
3,431 3,207,277
(1-day SOFR + 0.80%), 1.43% , 03/09/27
(a)
1,142 1,065,594
(1-day SOFR + 0.82%), 1.54% , 09/10/27
(a)
1,620 1,487,893
(1-day SOFR + 0.91%), 1.95% , 10/21/27
(a)
3,302 3,049,168
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28
(a)
.................... 1,342 1,283,786
2.60% , 02/07/30 .................. 934 818,466
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
14,041 14,290,312
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
1,812 1,470,525
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
5,066 4,259,280
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
1,489 1,222,813
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
9,095 7,560,931
(1-day SOFR + 1.55%), 5.85% , 04/25/35
(a)
8,176 8,374,898
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
.. 200 188,500
Moody's Corp., 2.00%, 08/19/31 ......... 930 755,047
Morgan Stanley
(a)
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ..................... 1,821 1,733,424
(1-day SOFR + 1.59%), 5.16% , 04/20/29 . 3,630 3,618,219
(1-day SOFR + 1.63%), 5.45% , 07/20/29 . 1,971 1,983,158
(1-day SOFR + 1.83%), 6.41% , 11/01/29 . 4,330 4,517,758
(1-day SOFR + 1.26%), 5.66% , 04/18/30 . 13,453 13,680,847
(1-day SOFR + 1.14%), 2.70% , 01/22/31 . 2,824 2,475,463
(1-day SOFR + 3.12%), 3.62% , 04/01/31 . 419 384,480
(1-day SOFR + 1.03%), 1.79% , 02/13/32 . 2,117 1,698,991
(1-day SOFR + 1.02%), 1.93% , 04/28/32 . 1,210 972,193
(1-day SOFR + 1.18%), 2.24% , 07/21/32 . 6,936 5,666,077
(1-day SOFR + 1.29%), 2.94% , 01/21/33 . 660 560,947
(1-day SOFR + 1.58%), 5.83% , 04/19/35 . 9,660 9,902,224
MSCI, Inc., 4.00%, 11/15/29
(b)
.......... 1,293 1,208,097
UBS AG
4.75% , 08/09/24 .................. 1,752 1,749,822
3.63% , 09/09/24 .................. 3,829 3,810,661
7.95% , 01/09/25 .................. 2,182 2,204,918
3.70% , 02/21/25 .................. 2,963 2,924,678
5.00% , 07/09/27 .................. 2,225 2,206,682
7.50% , 02/15/28 .................. 3,738 3,999,557
UBS Group AG
(a)(b)
(1-day SOFR + 3.73%), 4.19% , 04/01/31 . 2,969 2,771,636
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 2.10% ,
02/11/32 ..................... 1,288 1,034,987
(1-day SOFR + 1.73%), 3.09% , 05/14/32 . 4,374 3,731,046

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.75% ,
02/11/33 ..................... USD 2,320 $ 1,896,088
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.76%),
9.25%
(e)
...................... 390 436,758
129,502,029
Chemicals — 0.0%
Braskem Netherlands Finance BV, 8.50%,
01/12/31
(d)
..................... 200 204,125
Eastman Chemical Co., 5.75%, 03/08/33 ... 601 606,273
MEGlobal BV
(d)
4.25% , 11/03/26 .................. 200 193,525
2.63% , 04/28/28 .................. 200 179,475
1,183,398
Commercial Services & Supplies — 0.0%
Waste Management, Inc.
4.63% , 02/15/33 .................. 423 408,421
4.88% , 02/15/34 .................. 389 381,323
3.90% , 03/01/35 .................. 441 392,558
1,182,302
Communications Equipment — 0.1%
Juniper Networks, Inc.
1.20% , 12/10/25 .................. 415 389,714
3.75% , 08/15/29 .................. 439 408,121
Motorola Solutions, Inc., 5.60%, 06/01/32 ... 1,222 1,235,645
2,033,480
Consumer Finance — 0.4%
DAE Funding LLC, 2.63%, 03/20/25
(d)
..... 200 194,750
Ford Motor Credit Co. LLC
7.12% , 11/07/33 .................. 2,575 2,720,941
6.13% , 03/08/34 .................. 3,158 3,123,604
General Motors Financial Co., Inc.
1.50% , 06/10/26 .................. 416 385,280
5.75% , 02/08/31 .................. 1,587 1,591,235
5.60% , 06/18/31 .................. 2,761 2,740,338
5.95% , 04/04/34 .................. 1,692 1,693,445
Toyota Motor Credit Corp.
3.38% , 04/01/30 .................. 1,303 1,198,370
5.10% , 03/21/31 .................. 569 569,248
14,217,211
Containers & Packaging — 0.0%
Amcor Finance USA, Inc., 5.63%, 05/26/33 .. 380 384,147
Berry Global, Inc., 5.50%, 04/15/28 ....... 869 867,165
1,251,312
Diversified REITs — 0.8%
Extra Space Storage LP, 5.50%, 07/01/30 ... 1,028 1,035,758
VICI Properties LP
4.25% , 12/01/26
(b)
................. 5,706 5,502,801
3.75% , 02/15/27
(b)
................. 3,206 3,045,016
4.50% , 01/15/28
(b)
................. 2,070 1,991,557
3.88% , 02/15/29
(b)
................. 3,715 3,433,856
4.63% , 12/01/29
(b)
................. 5,767 5,457,739
4.95% , 02/15/30 .................. 3,878 3,741,262
4.13% , 08/15/30
(b)
................. 2,739 2,491,022
5.13% , 05/15/32 .................. 6,173 5,881,237
32,580,248
Diversified Telecommunication Services — 0.9%
AT&T, Inc.
3.65% , 06/01/51 .................. 2,239 1,581,481
3.50% , 09/15/53 .................. 3,487 2,367,108
3.55% , 09/15/55 .................. 3,015 2,032,684
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.80% , 12/01/57 .................. USD 3,392 $ 2,369,773
3.65% , 09/15/59 .................. 8,223 5,514,524
3.85% , 06/01/60 .................. 837 583,685
Verizon Communications, Inc.
1.68% , 10/30/30 .................. 4,191 3,406,199
1.75% , 01/20/31 .................. 3,413 2,762,042
2.36% , 03/15/32 .................. 6,011 4,913,850
5.05% , 05/09/33 .................. 1,042 1,027,276
4.50% , 08/10/33 .................. 598 562,187
4.40% , 11/01/34 .................. 4,923 4,561,857
5.85% , 09/15/35 .................. 1,033 1,069,704
4.27% , 01/15/36 .................. 477 432,136
33,184,506
Electric Utilities — 2.3%
AEP Texas, Inc.
4.70% , 05/15/32 .................. 2,019 1,900,394
5.40% , 06/01/33 .................. 1,402 1,364,888
Series H , 3.45% , 01/15/50 ........... 563 373,570
3.45% , 05/15/51 .................. 1,602 1,051,419
AEP Transmission Co. LLC
3.75% , 12/01/47 .................. 1,002 744,294
3.80% , 06/15/49 .................. 1,119 826,140
3.15% , 09/15/49 .................. 1,212 796,616
Series M , 3.65% , 04/01/50 ........... 1,615 1,161,814
Series O , 4.50% , 06/15/52 ........... 732 607,014
Alabama Power Co.
4.15% , 08/15/44 .................. 604 497,986
Series A , 4.30% , 07/15/48 ............ 777 636,738
3.13% , 07/15/51 .................. 1,808 1,196,677
Baltimore Gas & Electric Co.
3.75% , 08/15/47 .................. 981 734,743
4.25% , 09/15/48 .................. 831 668,915
3.20% , 09/15/49 .................. 1,358 903,401
4.55% , 06/01/52 .................. 958 798,431
CenterPoint Energy Houston Electric LLC,
Series AD, 2.90%, 07/01/50 .......... 1,175 752,223
Dominion Energy South Carolina, Inc., 6.25%,
10/15/53 ...................... 353 380,044
DTE Electric Co., Series B, 3.25%, 04/01/51 . 1,364 920,516
Duke Energy Carolinas LLC
3.88% , 03/15/46 .................. 525 402,916
3.70% , 12/01/47 .................. 1,003 736,733
3.95% , 03/15/48 .................. 484 372,159
3.20% , 08/15/49 .................. 2,010 1,348,264
3.45% , 04/15/51 .................. 1,050 732,715
5.35% , 01/15/53 .................. 780 740,876
Duke Energy Florida LLC
1.75% , 06/15/30 .................. 1,294 1,073,679
4.20% , 07/15/48 .................. 962 770,924
3.00% , 12/15/51 .................. 710 446,069
5.95% , 11/15/52 .................. 1,731 1,761,062
6.20% , 11/15/53 .................. 770 815,666
Duke Energy Ohio, Inc., 5.55%, 03/15/54 ... 390 375,641
Duke Energy Progress LLC
3.45% , 03/15/29 .................. 3,540 3,301,625
3.70% , 10/15/46 .................. 1,844 1,366,457
2.50% , 08/15/50 .................. 648 373,056
4.00% , 04/01/52 .................. 1,002 760,916
5.35% , 03/15/53 .................. 598 560,738
Edison International
5.75% , 06/15/27 .................. 1,644 1,658,411
4.13% , 03/15/28 .................. 454 433,655
6.95% , 11/15/29 .................. 3,232 3,436,211
Engie Energia Chile SA, 3.40%, 01/28/30
(d)
.. 200 174,562

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Eversource Energy
5.45% , 03/01/28 .................. USD 1,254 $ 1,257,701
5.95% , 02/01/29 .................. 371 379,126
Series O , 4.25% , 04/01/29 ........... 410 390,170
FirstEnergy Corp.
Series B , 4.15% , 07/15/27
(c)
........... 4,301 4,127,019
Series C , 3.40% , 03/01/50 ........... 1,551 1,037,472
FirstEnergy Transmission LLC, 4.55%,
04/01/49
(b)
..................... 3,172 2,621,591
Florida Power & Light Co.
3.95% , 03/01/48 .................. 1,428 1,122,031
3.99% , 03/01/49 .................. 1,293 1,023,305
3.15% , 10/01/49 .................. 1,431 973,052
2.88% , 12/04/51 .................. 1,612 1,023,789
Georgia Power Co., 4.95%, 05/17/33 ...... 1,225 1,194,389
MidAmerican Energy Co.
3.15% , 04/15/50 .................. 719 479,986
5.85% , 09/15/54 .................. 2,065 2,114,572
5.30% , 02/01/55 .................. 1,915 1,822,572
Northern States Power Co.
3.60% , 05/15/46 .................. 618 457,299
3.20% , 04/01/52 .................. 571 380,117
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ........... 3,984 3,180,922
4.00% , 06/01/49 .................. 983 744,302
Series R , 2.90% , 10/01/51 ........... 1,205 736,415
Pacific Gas & Electric Co.
5.90% , 06/15/32 .................. 3,870 3,872,848
3.50% , 08/01/50 .................. 3,242 2,115,744
5.25% , 03/01/52 .................. 873 748,408
6.70% , 04/01/53 .................. 1,262 1,313,187
PECO Energy Co.
3.90% , 03/01/48 .................. 996 774,244
3.00% , 09/15/49 .................. 666 438,258
2.80% , 06/15/50 .................. 629 393,301
3.05% , 03/15/51 .................. 1,467 952,692
Public Service Co. of New Hampshire, 5.15%,
01/15/53 ...................... 406 379,866
Public Service Electric & Gas Co.
2.05% , 08/01/50 .................. 692 374,189
5.45% , 08/01/53 .................. 644 634,122
Southern California Edison Co.
5.65% , 10/01/28 .................. 2,501 2,543,091
2.85% , 08/01/29 .................. 1,789 1,606,168
2.25% , 06/01/30 .................. 2,269 1,924,026
Series G , 2.50% , 06/01/31 ........... 1,382 1,159,860
Series 05-E , 5.35% , 07/15/35 ......... 837 826,841
Series 05-B , 5.55% , 01/15/36 ......... 412 408,941
5.63% , 02/01/36 .................. 692 690,770
Virginia Electric & Power Co.
4.00% , 01/15/43 .................. 1,168 939,441
2.95% , 11/15/51 .................. 883 551,499
Vistra Operations Co. LLC
(b)
6.95% , 10/15/33 .................. 1,145 1,225,477
6.00% , 04/15/34 .................. 1,340 1,343,203
88,240,164
Financial Services — 0.1%
Blue Owl Credit Income Corp., 6.60%,
09/15/29
(b)
..................... 675 665,853
CRSO Trust, 7.12%, 07/10/28
(b)
......... 458 474,379
Global Payments, Inc.
3.20% , 08/15/29 .................. 631 566,897
2.90% , 05/15/30 .................. 1,151 1,002,010
Security
Par (000)
Par (000) Value
Financial Services (continued)
Magellan Capital Holdings Ltd., (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.23%), 8.38%, 07/08/29
(a) (d)
... USD 258 $ 255,856
2,964,995
Food Products — 0.0%
Gruma SAB de CV, 4.88%, 12/01/24
(d)
..... 211 209,945
Gas Utilities — 0.0%
CenterPoint Energy Resources Corp., 5.40%,
07/01/34 ...................... 480 475,288
ONE Gas, Inc., 5.10%, 04/01/29 ......... 455 456,203
Piedmont Natural Gas Co., Inc., 4.10%,
09/18/34 ...................... 440 387,807
Promigas SA ESP, 3.75%, 10/16/29
(d)
...... 209 189,210
1,508,508
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
3.05% , 02/15/51 .................. 1,284 848,468
3.30% , 09/15/51 .................. 548 381,204
2.88% , 06/15/52 .................. 1,006 635,283
5.50% , 03/15/55 .................. 1,832 1,835,333
Norfolk Southern Corp.
2.90% , 08/25/51 .................. 574 357,628
3.70% , 03/15/53 .................. 735 529,026
3.16% , 05/15/55 .................. 3,502 2,220,112
Union Pacific Corp.
3.84% , 03/20/60 .................. 811 595,480
3.55% , 05/20/61 .................. 568 390,895
2.97% , 09/16/62 .................. 1,525 901,882
3.85% , 02/14/72 .................. 533 379,311
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ....... 1,103 1,064,443
10,139,065
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co., 5.11%, 02/08/34 ... 770 758,634
Solventum Corp.
(b)
5.45% , 02/25/27 .................. 2,071 2,068,980
6.00% , 05/15/64 .................. 1,864 1,767,989
4,595,603
Health Care Providers & Services — 1.1%
CVS Health Corp.
6.13% , 09/15/39 .................. 908 908,038
6.00% , 06/01/44 .................. 834 817,263
4.25% , 04/01/50 .................. 1,873 1,424,884
Elevance Health, Inc.
3.60% , 03/15/51 .................. 1,464 1,053,004
4.55% , 05/15/52 .................. 1,324 1,109,669
HCA, Inc.
5.25% , 04/15/25 .................. 4,530 4,508,660
5.88% , 02/15/26 .................. 1,650 1,652,190
5.38% , 09/01/26 .................. 5,188 5,175,060
4.13% , 06/15/29 .................. 2,371 2,245,121
3.50% , 09/01/30 .................. 10,638 9,595,866
5.45% , 04/01/31 .................. 6,226 6,221,528
Humana, Inc.
5.88% , 03/01/33 .................. 428 435,378
5.95% , 03/15/34 .................. 962 983,403
UnitedHealth Group, Inc.
4.25% , 06/15/48 .................. 1,185 979,285
3.70% , 08/15/49 .................. 1,203 904,339
3.25% , 05/15/51 .................. 1,076 738,886
4.75% , 05/15/52 .................. 431 381,591
3.88% , 08/15/59 .................. 1,645 1,217,239

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.95% , 05/15/62 .................. USD 1,481 $ 1,317,768
41,669,172
Hotels, Restaurants & Leisure — 0.5%
GLP Capital LP
5.75% , 06/01/28 .................. 3,056 3,057,678
5.30% , 01/15/29 .................. 3,001 2,956,808
4.00% , 01/15/30 .................. 3,969 3,636,391
4.00% , 01/15/31 .................. 2,260 2,026,191
3.25% , 01/15/32 .................. 5,837 4,905,076
6.75% , 12/01/33 .................. 368 386,647
Las Vegas Sands Corp., 5.90%, 06/01/27 ... 590 593,132
Marriott International, Inc.
5.30% , 05/15/34 .................. 407 399,606
4.50% , 10/01/34 .................. 411 376,229
Sands China Ltd., 5.40%, 08/08/28
(c)
...... 200 195,887
18,533,645
Household Durables — 0.0%
LG Electronics, Inc., 5.63%, 04/24/27
(b)
..... 200 200,625
Industrial Conglomerates — 0.1%
Foundry JV Holdco LLC, 6.15%, 01/25/32
(b)
.. 4,373 4,457,681
Insurance — 0.1%
American International Group, Inc., 4.38%,
06/30/50 ...................... 900 745,550
Marsh & McLennan Cos., Inc.
2.90% , 12/15/51 .................. 640 397,740
5.70% , 09/15/53 .................. 1,431 1,445,369
2,588,659
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.65% , 08/15/62 .................. 4,305 3,710,601
5.75% , 05/15/63 .................. 1,542 1,584,343
5,294,944
IT Services — 0.1%
Gartner, Inc., 3.63%, 06/15/29
(b)
......... 4,226 3,870,046
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
2.10% , 06/04/30 .................. 471 397,300
2.30% , 03/12/31 .................. 461 384,371
Thermo Fisher Scientific, Inc.
4.95% , 11/21/32 .................. 739 732,376
5.09% , 08/10/33 .................. 858 855,815
2,369,862
Media — 0.3%
Charter Communications Operating LLC
3.90% , 06/01/52 .................. 4,708 2,952,323
3.85% , 04/01/61 .................. 992 579,247
Comcast Corp.
1.95% , 01/15/31 .................. 498 411,292
6.50% , 11/15/35 .................. 966 1,054,305
2.89% , 11/01/51 .................. 686 427,991
2.94% , 11/01/56 .................. 1,452 875,868
2.65% , 08/15/62 .................. 1,048 570,090
2.99% , 11/01/63 .................. 716 420,203
5.50% , 05/15/64 .................. 1,699 1,634,703
Cox Communications, Inc., 3.15%, 08/15/24
(b)
247 246,061
Paramount Global
4.95% , 01/15/31 .................. 572 503,241
5.85% , 09/01/43 .................. 893 702,254
5.25% , 04/01/44 .................. 276 201,008
4.90% , 08/15/44 .................. 214 148,834
4.60% , 01/15/45 .................. 311 207,654
4.95% , 05/19/50 .................. 283 197,141
Security
Par (000)
Par (000) Value
Media (continued)
RELX Capital, Inc., 3.00%, 05/22/30 ...... USD 482 $ 432,440
11,564,655
Metals & Mining — 0.4%
Anglo American Capital plc
(b)
5.63% , 04/01/30 .................. 1,847 1,860,275
5.50% , 05/02/33 .................. 1,386 1,363,478
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 200 175,062
Freeport Indonesia PT, 4.76%, 04/14/27
(d)
... 200 195,772
Glencore Funding LLC
(b)
5.40% , 05/08/28 .................. 1,311 1,310,665
5.37% , 04/04/29 .................. 1,972 1,962,844
2.50% , 09/01/30 .................. 3,686 3,116,736
6.38% , 10/06/30 .................. 4,090 4,263,042
Newmont Corp., 2.25%, 10/01/30 ........ 1,667 1,422,583
POSCO
(b)
5.63% , 01/17/26 .................. 200 200,062
5.75% , 01/17/28 .................. 200 202,375
Vale Overseas Ltd., 6.40%, 06/28/54 ...... 250 247,425
16,320,319
Multi-Utilities — 0.3%
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(c)
..................... 646 642,869
Consolidated Edison Co. of New York, Inc.,
3.85%, 06/15/46 ................. 1,221 935,920
Consumers Energy Co.
4.63% , 05/15/33 .................. 3,232 3,094,407
4.35% , 04/15/49 .................. 521 439,262
3.75% , 02/15/50 .................. 1,110 844,751
3.10% , 08/15/50 .................. 1,094 752,730
3.50% , 08/01/51 .................. 530 388,661
NiSource, Inc.
5.25% , 03/30/28 .................. 773 772,161
5.40% , 06/30/33 .................. 381 377,106
5.35% , 04/01/34 .................. 574 562,969
San Diego Gas & Electric Co., 3.70%, 03/15/52 1,040 753,944
9,564,780
Oil, Gas & Consumable Fuels — 5.4%
Antero Resources Corp.
(b)
7.63% , 02/01/29 .................. 2,155 2,216,066
5.38% , 03/01/30 .................. 3,150 3,048,420
Apache Corp.
5.25% , 02/01/42 .................. 1,400 1,202,902
4.75% , 04/15/43 .................. 1,323 1,058,409
BP Capital Markets America, Inc.
3.63% , 04/06/30 .................. 733 683,007
2.72% , 01/12/32 .................. 2,074 1,761,829
4.81% , 02/13/33 .................. 1,121 1,086,755
3.38% , 02/08/61 .................. 561 368,283
Cameron LNG LLC
(b)
3.30% , 01/15/35 .................. 3,788 3,119,131
3.40% , 01/15/38 .................. 2,165 1,750,429
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 6,944 6,932,398
2.74% , 12/31/39 .................. 3,572 2,871,352
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 3,476 3,311,384
4.00% , 03/01/31 .................. 5,814 5,287,258
5.95% , 06/30/33 .................. 1,879 1,905,201
5.75% , 08/15/34
(b)
................. 1,455 1,460,797
Cheniere Energy, Inc., 5.65%, 04/15/34
(b)
... 7,042 7,047,563
Chevron USA, Inc., 2.34%, 08/12/50 ...... 871 504,275
Devon Energy Corp.
5.88% , 06/15/28 .................. 658 660,137

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.50% , 01/15/30 .................. USD 1,364 $ 1,312,398
Diamondback Energy, Inc.
3.25% , 12/01/26 .................. 11,729 11,208,153
3.50% , 12/01/29 .................. 12,055 11,117,070
3.13% , 03/24/31 .................. 9,640 8,473,099
4.40% , 03/24/51 .................. 468 373,815
4.25% , 03/15/52 .................. 967 749,196
6.25% , 03/15/53 .................. 680 699,814
5.75% , 04/18/54 .................. 4,341 4,208,347
5.90% , 04/18/64 .................. 6,007 5,798,467
EIG Pearl Holdings SARL
(b)
3.55% , 08/31/36 .................. 200 171,875
4.39% , 11/30/46 .................. 200 158,375
Enbridge, Inc., 3.70%, 07/15/27 ......... 827 792,402
Energy Transfer LP
4.95% , 05/15/28 .................. 4,326 4,260,438
6.10% , 12/01/28 .................. 376 387,449
5.25% , 04/15/29 .................. 385 383,476
4.15% , 09/15/29 .................. 612 579,384
8.25% , 11/15/29 .................. 534 598,927
6.40% , 12/01/30 .................. 368 386,959
7.38% , 02/01/31
(b)
................. 3,170 3,307,860
6.10% , 02/15/42 .................. 541 529,250
5.15% , 03/15/45 .................. 637 559,949
5.35% , 05/15/45 .................. 928 828,688
5.30% , 04/15/47 .................. 1,144 1,010,445
5.00% , 05/15/50 .................. 828 702,820
5.95% , 05/15/54 .................. 2,413 2,349,703
6.05% , 09/01/54 .................. 1,834 1,808,514
EnLink Midstream Partners LP
5.60% , 04/01/44 .................. 657 582,724
5.05% , 04/01/45 .................. 954 784,125
5.45% , 06/01/47 .................. 887 769,521
EQT Corp.
3.13% , 05/15/26
(b)
................. 2,955 2,823,805
3.90% , 10/01/27 .................. 3,941 3,766,813
5.70% , 04/01/28 .................. 3,041 3,070,604
5.00% , 01/15/29 .................. 1,906 1,869,941
7.00% , 02/01/30
(c)
................. 4,582 4,862,542
3.63% , 05/15/31
(b)
................. 3,567 3,146,779
5.75% , 02/01/34 .................. 2,947 2,921,143
Exxon Mobil Corp., 3.45%, 04/15/51 ...... 2,282 1,646,892
Hess Corp.
7.30% , 08/15/31 .................. 722 804,813
6.00% , 01/15/40 .................. 490 506,363
Kinder Morgan Energy Partners LP, 5.50%,
03/01/44 ...................... 424 391,669
Kinder Morgan, Inc.
5.00% , 02/01/29 .................. 1,607 1,589,148
5.20% , 06/01/33 .................. 525 509,422
5.30% , 12/01/34 .................. 1,530 1,482,936
NGPL PipeCo LLC
(b)
4.88% , 08/15/27 .................. 2,846 2,783,309
3.25% , 07/15/31 .................. 4,939 4,216,788
7.77% , 12/15/37 .................. 907 1,046,694
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 4,705 4,558,822
Oleoducto Central SA, 4.00%, 07/14/27
(b)
... 249 230,823
Ovintiv, Inc.
5.65% , 05/15/25 .................. 1,748 1,745,798
5.38% , 01/01/26 .................. 1,197 1,190,857
7.10% , 07/15/53 .................. 1,642 1,801,041
Pioneer Natural Resources Co., 2.15%,
01/15/31 ...................... 681 571,752
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
.. 55 54,873
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC
5.63% , 03/01/25 .................. USD 3,001 $ 2,994,845
5.88% , 06/30/26 .................. 5,888 5,911,583
5.00% , 03/15/27 .................. 6,188 6,135,811
4.50% , 05/15/30 .................. 4,015 3,851,715
5.90% , 09/15/37 .................. 3,088 3,160,323
Targa Resources Corp., 4.20%, 02/01/33 ... 2,673 2,403,501
Targa Resources Partners LP
5.00% , 01/15/28 .................. 1,880 1,841,400
5.50% , 03/01/30 .................. 1,267 1,259,220
4.88% , 02/01/31 .................. 4,242 4,047,942
4.00% , 01/15/32 .................. 3,187 2,871,287
Tennessee Gas Pipeline Co. LLC, 7.00%,
10/15/28 ...................... 421 445,682
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
..................... 420 396,273
Transcontinental Gas Pipe Line Co. LLC
7.85% , 02/01/26 .................. 2,874 2,956,780
4.00% , 03/15/28 .................. 1,102 1,056,298
4.60% , 03/15/48 .................. 2,514 2,140,425
3.95% , 05/15/50 .................. 1,833 1,388,352
Viper Energy, Inc.
(b)
5.38% , 11/01/27 .................. 5,208 5,109,976
7.38% , 11/01/31 .................. 2,265 2,345,833
209,079,712
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 5.00%, 01/15/30 .... 341 322,381
Passenger Airlines — 0.0%
Air Canada Pass-Through Trust, Series 2017-1,
Class B, 3.70%, 01/15/26
(b)
.......... 5 4,410
United Airlines Pass-Through Trust, Series
2019-1, Class AA, 4.15%, 08/25/31 ..... 541 506,437
510,847
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.
5.10% , 02/22/31 .................. 701 703,687
2.55% , 11/13/50 .................. 649 379,727
5.65% , 02/22/64 .................. 544 531,411
Pfizer Investment Enterprises Pte. Ltd.
4.75% , 05/19/33 .................. 1,159 1,129,237
5.30% , 05/19/53 .................. 2,483 2,394,898
Pfizer, Inc., 4.13%, 12/15/46 ........... 460 380,690
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 ...................... 2,258 1,905,564
7,425,214
Retail REITs — 0.1%
NNN REIT, Inc.
4.80% , 10/15/48 .................. 445 377,210
3.50% , 04/15/51 .................. 1,640 1,137,056
3.00% , 04/15/52 .................. 961 598,307
2,112,573
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc.
(b)
2.60% , 02/15/33 .................. 758 614,288
3.47% , 04/15/34 .................. 1,604 1,367,400
3.14% , 11/15/35 .................. 6,185 4,952,871
Intel Corp.
3.25% , 11/15/49 .................. 1,094 733,748
5.05% , 08/05/62 .................. 425 375,168
KLA Corp.
5.00% , 03/15/49 .................. 472 441,619
3.30% , 03/01/50 .................. 1,566 1,102,522
4.95% , 07/15/52 .................. 402 373,518

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV, 2.50%, 05/11/31 ............. USD 1,680 $ 1,405,135
Texas Instruments, Inc.
4.10% , 08/16/52 .................. 955 780,383
5.00% , 03/14/53 .................. 400 375,248
12,521,900
Software — 0.4%
Oracle Corp.
2.95% , 04/01/30 .................. 3,061 2,722,291
3.25% , 05/15/30 .................. 1,580 1,432,966
2.88% , 03/25/31 .................. 8 6,908
5.38% , 07/15/40 .................. 405 385,116
3.65% , 03/25/41 .................. 495 378,687
4.13% , 05/15/45 .................. 2,990 2,341,137
4.00% , 07/15/46 .................. 3,042 2,319,864
4.00% , 11/15/47 .................. 759 574,623
3.60% , 04/01/50 .................. 1,938 1,356,356
3.95% , 03/25/51 .................. 2,295 1,696,866
6.90% , 11/09/52 .................. 427 477,942
5.55% , 02/06/53 .................. 392 370,892
3.85% , 04/01/60 .................. 2,000 1,374,436
15,438,084
Specialized REITs — 0.8%
American Tower Corp.
5.50% , 03/15/28 .................. 785 789,633
3.80% , 08/15/29 .................. 3,866 3,593,399
2.90% , 01/15/30 .................. 740 652,353
2.10% , 06/15/30 .................. 2,009 1,683,267
1.88% , 10/15/30 .................. 4,041 3,289,945
2.70% , 04/15/31 .................. 1,339 1,132,435
4.05% , 03/15/32 .................. 418 382,153
Crown Castle, Inc.
2.25% , 01/15/31 .................. 5,233 4,303,688
2.10% , 04/01/31 .................. 1,381 1,118,371
Equinix, Inc.
3.20% , 11/18/29 .................. 4,456 4,014,925
2.15% , 07/15/30 .................. 2,243 1,880,589
2.50% , 05/15/31 .................. 1,597 1,337,846
3.90% , 04/15/32 .................. 6,009 5,463,892
29,642,496
Specialty Retail — 0.1%
Home Depot, Inc. (The), 5.30%, 06/25/54 ... 350 341,725
Lowe's Cos., Inc.
2.63% , 04/01/31 .................. 1,967 1,678,072
4.25% , 09/15/44 .................. 462 367,999
4.38% , 09/15/45 .................. 1,360 1,114,354
3.00% , 10/15/50 .................. 1,387 867,299
4.25% , 04/01/52 .................. 962 756,054
5,125,503
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC, 4.90%, 10/01/26 .... 4,884 4,836,208
Hewlett Packard Enterprise Co., 5.25%,
07/01/28 ...................... 1,124 1,130,620
5,966,828
Tobacco — 0.6%
Altria Group, Inc.
6.88% , 11/01/33 .................. 1,659 1,792,685
3.40% , 02/04/41 .................. 1,849 1,333,578
4.25% , 08/09/42 .................. 1,193 949,238
3.88% , 09/16/46 .................. 522 375,965
4.45% , 05/06/50 .................. 770 591,310
3.70% , 02/04/51 .................. 1,686 1,139,548
6.20% , 02/14/59 .................. 374 370,952
Security
Par (000)
Par (000) Value
Tobacco (continued)
BAT Capital Corp.
5.83% , 02/20/31 .................. USD 3,350 $ 3,397,228
4.54% , 08/15/47 .................. 1,707 1,314,362
5.65% , 03/16/52 .................. 2,463 2,198,992
7.08% , 08/02/53 .................. 6,240 6,635,347
Philip Morris International, Inc., 4.88%,
02/13/29 ...................... 1,620 1,601,950
Reynolds American, Inc., 5.85%, 08/15/45 ... 1,376 1,269,127
22,970,282
Trading Companies & Distributors — 0.0%
GATX Corp., 6.05%, 06/05/54 .......... 597 597,819
Transportation Infrastructure — 0.0%
DP World Salaam, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.75%), 6.00%
(a) (d) (e)
............... 200 198,687
Wireless Telecommunication Services — 0.8%
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $560,000), 6.50%, 03/20/45
(f)
...... 2,507 2,507,000
Rogers Communications, Inc., 5.30%, 02/15/34 2,333 2,289,268
Sprint LLC
7.63% , 02/15/25 .................. 3,228 3,248,236
7.63% , 03/01/26 .................. 9,201 9,454,764
T-Mobile USA, Inc.
3.88% , 04/15/30 .................. 10,419 9,739,959
2.70% , 03/15/32 .................. 1,116 933,674
5.05% , 07/15/33 .................. 3,482 3,406,469
31,579,370
Total Corporate Bonds — 24 .7%
(Cost: $ 952,275,904 ) .............................. 949,734,946
Floating Rate Loan Interests
Oil, Gas & Consumable Fuels — 0.0%
Ecopetrol SA, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 0.00%),
10.00%
,
09/06/30
(a) (g)
............... 850 870,995
Total Floating Rate Loan Interests — 0 .0%
(Cost: $ 844,347 ) ................................. 870,995
Foreign Agency Obligations
Chile — 0.0%
(d)
Banco del Estado de Chile , 2.70%
,
01/09/25 . 200 196,500
Empresa Nacional del Petroleo , 3.75%
,
08/05/26 ....................... 308 294,814
491,314
Colombia — 0.0%
Ecopetrol SA
8.88% , 01/13/33 .................. 172 177,590
8.38% , 01/19/36 .................. 25 24,537
202,127
Indonesia — 0.0%
Pertamina Persero PT , 3.65%
,
07/30/29
(d)
... 200 185,875
Mexico — 0.1%
Petroleos Mexicanos
Series 13-2 , 7.19% , 09/12/24 .......... MXN 72 386,641
6.88% , 08/04/26 .................. USD 859 839,673
6.50% , 03/13/27 .................. 2,626 2,501,002
8.75% , 06/02/29 .................. 126 124,155
5.95% , 01/28/31 .................. 122 98,058

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
6.70% , 02/16/32 .................. USD 72 $ 60,240
4,009,769
Morocco — 0.0%
OCP SA
(b)
6.75% , 05/02/34 .................. 385 395,106
7.50% , 05/02/54 .................. 325 331,149
726,255
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA ,
5.13%
,
08/11/61
(b)
................. 203 149,713
Peru — 0.0%
Corp. Financiera de Desarrollo SA , 4.75%
,
07/15/25
(d)
...................... 200 197,080
Supranational — 0.6%
European Union
(d)
2.50% , 10/04/52 .................. EUR 2,860 2,517,626
Series NGEU , 3.00% , 03/04/53 ........ 20,552 20,003,587
22,521,213
Total Foreign Agency Obligations — 0 .7%
(Cost: $ 28,164,420 ) ............................... 28,483,346
Foreign Government Obligations
Belgium — 0.4%
Kingdom of Belgium , 3.30%
,
06/22/54
(b) (d)
... 16,846 16,978,336
Chile — 0.0%
Republic of Chile , 4.34%
,
03/07/42 ........ USD 200 172,646
Colombia — 0.1%
Republic of Colombia
4.50% , 01/28/26 .................. 286 279,565
5.75% , 11/03/27 .................. COP 4,154,700 885,692
6.00% , 04/28/28 .................. 5,975,100 1,258,513
8.00% , 04/20/33 .................. USD 257 266,381
8.00% , 11/14/35 .................. 805 826,735
3,516,886
Czech Republic — 0.1%
Czech Republic
2.75% , 07/23/29 .................. CZK 34,230 1,374,141
5.00% , 09/30/30 .................. 29,020 1,299,985
2,674,126
France — 0.2%
French Republic , 3.00%
,
05/25/54
(b) (d)
...... EUR 8,630 8,045,877
Hungary — 0.1%
Hungary Government Bond
5.25% , 06/16/29
(b)
................. USD 286 280,637
4.00% , 07/25/29
(d)
................. EUR 1,725 1,828,361
5.38% , 09/12/33
(d)
................. 96 106,420
2,215,418
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III ,
4.40%
,
06/06/27
(b)
................. USD 200 195,798
Republic of Indonesia
2.85% , 02/14/30 .................. 1,918 1,697,347
6.75% , 01/15/44
(d)
................. 200 231,188
3.05% , 03/12/51 .................. 2,624 1,778,580
3,902,913
Security
Par (000)
Par (000) Value
Israel — 0.1%
State of Israel Government Bond , 5.75%
,
03/12/54 ....................... USD 2,018 $ 1,823,767
Japan — 0.2%
Japan Government Bond , 1.80%
,
03/20/54 .. JPY 1,654,050 9,471,747
Mexico — 1.0%
United Mexican States
7.00% , 09/03/26 .................. MXN 287 1,461,986
3.75% , 01/11/28 .................. USD 200 189,125
8.50% , 03/01/29 .................. MXN 845 4,346,300
8.50% , 05/31/29 .................. 1,825 9,402,809
2.66% , 05/24/31 .................. USD 4,949 4,070,553
3.50% , 02/12/34 .................. 3,471 2,823,659
7.75% , 11/23/34 .................. MXN 1,186 5,577,344
6.35% , 02/09/35 .................. USD 7,222 7,261,721
4.50% , 01/31/50 .................. 5,805 4,366,448
6.34% , 05/04/53 .................. 200 188,200
39,688,145
Panama — 0.1%
Republic of Panama
3.88% , 03/17/28 .................. 1,275 1,177,462
6.40% , 02/14/35 .................. 200 189,600
4.50% , 04/01/56 .................. 3,059 1,982,232
3,349,294
Peru — 0.1%
Republic of Peru
5.94% , 02/12/29
(d)
................. PEN 3,921 1,022,997
2.78% , 01/23/31 .................. USD 203 173,870
1.86% , 12/01/32 .................. 230 174,225
7.60% , 08/12/39
(b)
................. PEN 3,029 795,996
3.55% , 03/10/51 .................. USD 2,479 1,755,442
3,922,530
Philippines — 0.1%
Republic of Philippines
3.00% , 02/01/28 .................. 3,147 2,928,677
3.20% , 07/06/46 .................. 2,747 1,965,822
4,894,499
Poland — 0.1%
Republic of Poland
4.75% , 07/25/29 .................. PLN 5,460 1,303,746
2.75% , 10/25/29 .................. 5,962 1,298,466
4.88% , 10/04/33 .................. USD 147 143,353
5.50% , 04/04/53 .................. 100 97,878
2,843,443
Romania — 0.0%
Romania Government Bond
5.25% , 11/25/27
(b)
................. 140 137,480
2.13% , 03/07/28
(d)
................. EUR 367 362,455
2.12% , 07/16/31
(d)
................. 369 318,244
818,179
Russia — 0.0%
Russian Federation , 6.10%
,
07/18/35
(h) (i)
.... RUB 102,831 239,839
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(d)
................. USD 200 193,687
5.00% , 01/18/53
(b)
................. 332 292,160
485,847
United Kingdom — 0.2%
U.K. Treasury Bonds , 4.38%
,
07/31/54
(d)
.... GBP 4,839 5,830,714

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 .................. USD 1,813 $ 1,794,267
5.75% , 10/28/34 .................. 176 182,901
5.10% , 06/18/50 .................. 1,669 1,574,761
3,551,929
Total Foreign Government Obligations — 3 .0%
(Cost: $ 126,041,241 ) .............................. 114,426,135
Municipal Bonds
California — 0 .3%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 .................. 1,925 2,270,199
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 .......... 980 1,088,188
State of California
Series 2018 , GO , 4.60% , 04/01/38 ...... 4,110 3,853,765
Series 2009 , GO , 7.55% , 04/01/39 ...... 1,300 1,540,393
University of California , Series 2012AD , RB ,
4.86% , 05/15/2112 ................. 425 370,949
9,123,494
Georgia — 0 .0%
Municipal Electric Authority of Georgia , Series
2010-A , RB , 6.64% , 04/01/57 ......... 658 715,450
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 .................. 4,447 4,365,481
New Jersey — 0 .0%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 ............... 665 778,742
New York — 0 .1%
Metropolitan Transportation Authority
Series 2010A , RB , 6.67% , 11/15/39 ..... 270 291,248
Series 2010E , RB , 6.81% , 11/15/40 ..... 730 810,629
New York City Municipal Water Finance
Authority , Series 2011CC , RB ,
5.88% , 06/15/44 .................. 440 450,108
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 .......... 320 316,139
Port Authority of New York & New Jersey ,
Series 2014-181 , RB , 4.96% , 08/01/46 ... 1,665 1,599,267
3,467,391
Ohio — 0 .0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 ............... 765 997,021
Texas — 0 .1%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 ..... 1,095 1,119,475
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 .................. 1,235 1,273,304
2,392,779
Total Municipal Bonds — 0 .6%
(Cost: $ 25,221,682 ) ............................... 21,840,358
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.7%
A&D Mortgage Trust, Series 2023-NQM5, Class
A1, 7.05%, 11/25/68
(b) (c)
............. USD 2,030 $ 2,056,084
Angel Oak Mortgage Trust
(b)
Series 2020-3, Class A3, 2.87%, 04/25/65
(a)
417 388,508
Series 2020-4, Class A3, 2.81%, 06/25/65
(a)
151 142,915
Series 2022-2, Class A1, 3.35%, 01/25/67
(a)
81 74,852
Series 2023-7, Class A1, 4.80%, 11/25/67
(c)
2,439 2,362,780
Series 2024-1, Class A1, 5.21%, 08/25/68
(c)
791 775,139
Atlas Funding plc
(a)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
6.77%, 09/20/61
(d)
............... GBP 103 129,980
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
7.42%, 09/20/61
(d)
............... 100 126,196
Barclays Mortgage Loan Trust, Series 2022-
NQM1, Class A1, 4.55%, 07/25/52
(b) (c)
.... USD 2,048 1,998,931
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (1-mo. CME Term
SOFR at 0.54% Floor and 11.50% Cap +
0.65%), 6.00%, 02/25/35
(a)
........... 89 81,485
COLT Mortgage Loan Trust
(a)(b)
Series 2020-2, Class M1, 5.25%, 03/25/65 . 1,283 1,247,000
Series 2020-3, Class A3, 2.38%, 04/27/65 . 100 95,430
Cross Mortgage Trust, Series 2023-H2, Class
A1A, 7.13%, 11/25/68
(b) (c)
............ 1,287 1,305,457
CSMC Trust
(a)(b)
Series 2021-NQM8, Class M1, 3.26%,
10/25/66 ..................... 175 122,704
Series 2022-NQM3, Class A1B, 4.26%,
03/25/67 ..................... 1,589 1,484,043
Deephaven Residential Mortgage Trust
(a)(b)
Series 2022-2, Class M1, 4.33%, 03/25/67 . 312 260,896
Series 2022-3, Class M1, 5.27%, 07/25/67 . 634 571,491
Exmoor Funding plc
(a)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
7.11%, 03/25/94
(d)
............... GBP 110 139,002
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.80%),
8.01%, 03/25/94
(d)
............... 100 126,363
GCAT Trust
(b)
Series 2021-NQM3, Class B1, 3.47%,
05/25/66
(a)
.................... USD 328 235,605
Series 2022-NQM4, Class A1, 5.27%,
08/25/67
(c)
.................... 2,046 2,024,167
Series 2023-NQM4, Class A1, 4.25%,
05/25/67
(a)
.................... 1,298 1,199,536
GS Mortgage-Backed Securities Trust, Series
2022-NQM1, Class A4, 4.00%, 05/25/62
(a) (b)
134 121,598
HIG RCP LLC, Series 2023-FL1, Class A,
(1-mo. CME Term SOFR at 2.27% Floor +
2.27%), 7.60%, 09/19/38
(a) (b)
.......... 915 915,704
Homeward Opportunities Fund I Trust, Series
2020-2, Class A3, 3.20%, 05/25/65
(a) (b)
... 1,237 1,177,250
Homeward Opportunities Fund Trust
(b)
Series 2022-1, Class A1, 5.08%, 07/25/67
(c)
2,966 2,930,187
Series 2022-1, Class M1, 5.04%, 07/25/67
(a)
671 625,658
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A, 2.50%,
12/25/51 ..................... 17,626 13,996,149
Series 2021-INV7, Class A3A, 2.50%,
02/25/52 ..................... 9,198 7,975,616

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2021-INV7, Class A4A, 2.50%,
02/25/52 ..................... USD 4,034 $ 2,614,249
Series 2021-INV7, Class A5A, 2.50%,
02/25/52 ..................... 2,011 1,577,656
MFA Trust
(a)(b)
Series 2020-NQM1, Class A3, 2.30%,
08/25/49 ..................... 250 228,251
Series 2022-NQM1, Class M1, 4.26%,
12/25/66 ..................... 597 513,471
Miltonia Mortgage Finance SRL, Series 1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.30%), 5.09%, 04/28/62
(a) (d)
.......... EUR 351 367,736
Morgan Stanley Residential Mortgage Loan
Trust, Series 2014-1A, Class B3, 6.87%,
06/25/44
(a) (b)
..................... USD 121 120,866
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. LIBOR USD
at 0.34% Floor and 9.00% Cap + 0.34%),
5.78%, 04/16/36
(a) (b)
................ 1,386 1,330,861
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 6.24%, 11/25/34
(a)
. 197 184,617
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a) (b)
.. 156 148,852
PGA National Resort Commercial Mortgage
Trust,   (1-mo. SOFR FWD + 1.89%), 7.22%,
06/15/39
(a) (b)
..................... 508 506,730
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ..................... 260 218,725
Series 2022-AFC1, Class A1A, 4.10%,
04/25/57 ..................... 278 266,265
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ..................... 2,066 2,032,147
Residential Mortgage Loan Trust, Series 2020-
2, Class M1, 3.57%, 05/25/60
(a) (b)
....... 1,680 1,484,872
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b) (c)
......... 435 429,291
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A3, 4.10%, 07/25/57
(b) (c)
..... 192 171,001
Stratton Mortgage Funding plc, Series
2024-3, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.50%), 6.71%,
06/25/49
(a) (d)
..................... GBP 100 125,827
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A,
3.36%, 04/25/31
(b)
................. USD 49 48,718
Verus Securitization Trust
(b)
Series 2019-INV2, Class M1, 3.50%,
07/25/59
(a)
.................... 3,000 2,855,427
Series 2020-4, Class A3, 2.32%, 05/25/65
(c)
351 336,078
Series 2020-4, Class M1, 3.29%, 05/25/65
(a)
670 610,534
Series 2020-INV1, Class A2, 4.03%,
03/25/60
(a)
.................... 770 764,878
Series 2020-INV1, Class A3, 4.89%,
03/25/60
(a)
.................... 1,000 975,026
Series 2021-6, Class M1, 2.94%, 10/25/66
(a)
165 119,114
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a) (b)
..................... 2,000 1,811,452
Vista Point Securitization Trust, Series 2020-2,
Class A3, 2.50%, 04/25/65
(a) (b)
......... 371 343,529
64,876,899
Commercial Mortgage-Backed Securities — 4.5%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.28%, 08/10/35 100 94,827
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-1211, Class D, 4.28%, 08/10/35 USD 1,131 $ 1,056,968
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class B, (1-mo. CME
Term SOFR at 1.33% Floor + 1.38%),
6.71%, 09/15/34 ................ 204 191,768
Series 2017-280P, Class D, (1-mo. CME
Term SOFR at 1.79% Floor + 1.84%),
7.16%, 09/15/34 ................ 640 582,523
Alen Mortgage Trust
(a)(b)
Series 2021-ACEN, Class A, (1-mo. CME
Term SOFR at 1.15% Floor + 1.26%),
6.59%, 04/15/34 ................ 231 210,319
Series 2021-ACEN, Class D, (1-mo. CME
Term SOFR at 3.10% Floor + 3.21%),
8.54%, 04/15/34 ................ 587 391,023
Arbor Multifamily Mortgage Securities Trust
(b)
Series 2020-MF1, Class D, 1.75%, 05/15/53 1,080 758,229
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 402,555
Series 2021-MF3, Class A5, 2.57%,
10/15/54 ..................... 297 249,564
AREIT LLC, Series 2022-CRE7, Class A,
(1-mo. CME Term SOFR at 2.24% Floor +
2.24%), 7.57%, 06/17/39
(a) (b)
.......... 918 919,031
ARES Commercial Mortgage Trust, Series
2024-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 7.01%,
07/15/41
(a) (b)
..................... 3,630 3,622,050
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 7.60%, 04/15/35
(a) (b)
..... 174 169,530
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1.95%
Floor + 2.25%), 7.58%, 12/15/36
(a) (b)
..... 2,736 2,559,865
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2017-SCH, Class AF, (1-mo. CME
Term SOFR at 1.00% Floor + 1.05%),
6.38%, 11/15/33 ................ 1,480 1,475,793
Series 2017-SCH, Class CL, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%),
6.88%, 11/15/32 ................ 1,450 1,439,966
Series 2017-SCH, Class DL, (1-mo. CME
Term SOFR at 2.00% Floor + 2.05%),
7.38%, 11/15/32 ................ 1,490 1,479,925
BANK5 Trust, Series 2024-5YR6, Class A3,
6.23%, 05/15/57 .................. 1,490 1,539,412
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.48% Floor + 0.59%), 5.94%,
11/25/35 ..................... 170 161,914
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.30% Floor + 0.56%), 5.91%,
01/25/36 ..................... 1,175 1,103,761
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.23% Floor + 0.46%), 5.80%,
12/25/36 ..................... 258 244,941
BBCMS Mortgage Trust
Series 2017-C1, Class B, 4.09%, 02/15/50 . 2,000 1,840,818
Series 2018-TALL, Class A, (1-mo. CME
Term SOFR at 0.87% Floor + 0.92%),
6.25%, 03/15/37
(a) (b)
.............. 132 124,743
Series 2018-TALL, Class B, (1-mo. CME
Term SOFR at 1.12% Floor + 1.17%),
6.50%, 03/15/37
(a) (b)
.............. 280 254,808
Series 2023-5C23, Class D, 7.70%,
12/15/56
(a) (b)
................... 115 111,790

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. USD 556 $ 527,131
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(a) (b)
................ 260 232,300
BFLD Mortgage Trust, Series 2024-VICT,  (1-
mo. CME Term SOFR at 1.89% Floor +
1.89%), 0.00%, 07/15/41
(a) (b)
.......... 1,710 1,705,657
BLP Commercial Mortgage Trust, Series 2023-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 7.02%, 03/15/40
(a) (b)
709 707,672
BOCA Commercial Mortgage Trust, Series
2022-BOCA, Class A, (1-mo. CME Term
SOFR at 1.77% Floor + 1.77%), 7.10%,
05/15/39
(a) (b)
..................... 472 471,510
BSST Mortgage Trust, Series 2021-SSCP,
Class A, (1-mo. CME Term SOFR at 0.75%
Floor + 0.86%), 6.19%, 04/15/36
(a) (b)
..... 948 935,933
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ..................... 273 259,072
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,525,500
Series 2013-1515, Class E, 3.72%, 03/10/33 100 88,200
BX Commercial Mortgage Trust
(b)
Series 2020-VIV2, Class C, 3.66%,
03/09/44
(a)
.................... 1,450 1,260,721
Series 2020-VIV3, Class B, 3.66%,
03/09/44
(a)
.................... 902 796,231
Series 2020-VIV4, Class A, 2.84%, 03/09/44 2,452 2,123,679
Series 2020-VKNG, Class A, (1-mo. CME
Term SOFR at 0.93% Floor + 1.04%),
6.37%, 10/15/37
(a)
............... 64 63,952
Series 2021-VINO, Class D, (1-mo. CME
Term SOFR at 1.47% Floor + 1.47%),
6.80%, 05/15/38
(a)
............... 2,595 2,546,758
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
.................... 914 782,451
Series 2022-CSMO, Class B, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.47%, 06/15/27
(a)
............... 775 776,211
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.22%, 06/15/27
(a)
............... 322 322,704
Series 2023-VLT3, Class A, (1-mo. CME
Term SOFR at 1.94% Floor + 1.94%),
7.27%, 11/15/28
(a)
............... 360 357,303
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 7.09%,
12/09/40
(a)
.................... 1,198 1,198,746
Series 2024-KING, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.87%, 05/15/34
(a)
............... 870 870,534
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
6.97%, 05/15/41
(a)
............... 3,446 3,437,379
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.77%,
02/15/39
(a)
.................... 310 308,932
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.84%, 06/15/37
(a)
............... 2,960 2,946,154
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 6.72%,
03/15/41
(a)
.................... 96 95,359
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 ..................... 41 36,457
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-OC11, Class D, 4.08%,
12/09/41
(a)
.................... USD 1,832 $ 1,619,834
Series 2021-ARIA, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.01%),
6.34%, 10/15/36
(a)
............... 189 186,637
Series 2021-ARIA, Class D, (1-mo. CME
Term SOFR at 1.90% Floor + 2.01%),
7.34%, 10/15/36
(a)
............... 1,604 1,573,943
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.24%, 02/15/36
(a)
............... 519 512,508
Series 2021-LBA, Class AV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.24%, 02/15/36
(a)
............... 192 189,885
Series 2021-VIEW, Class D, (1-mo. CME
Term SOFR at 2.90% Floor + 3.01%),
8.34%, 06/15/36
(a)
............... 2,110 1,992,576
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.49%, 08/15/39
(a)
............... 3,557 3,558,517
Series 2022-GPA, Class B, (1-mo. CME
Term SOFR at 2.66% Floor + 2.66%),
7.99%, 08/15/41
(a)
............... 92 91,703
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.39%, 08/15/43
(a)
............... 355 355,421
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
6.33%, 01/15/39
(a)
............... 252 249,165
Series 2022-LBA6, Class D, (1-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
7.33%, 01/15/39
(a)
............... 530 527,487
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
6.18%, 01/15/39
(a)
............... 300 295,877
Series 2022-VAMF, Class B, (1-mo. CME
Term SOFR at 1.28% Floor + 1.28%),
6.61%, 01/15/39
(a)
............... 133 130,839
Series 2023-DELC, Class D, (1-mo. CME
Term SOFR at 4.39% Floor + 4.39%),
9.72%, 05/15/38
(a)
............... 100 100,313
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
6.77%, 04/15/29
(a)
............... 1,159 1,160,205
Series 2024-CNYN, Class D, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
8.02%, 04/15/29
(a)
............... 447 442,639
Series 2024-PAT, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 7.42%,
03/15/41
(a)
.................... 750 749,063
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 9.77%,
03/15/41
(a)
.................... 1,603 1,586,950
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 10.72%,
03/15/41
(a)
.................... 769 768,383
Series 2024-VLT4, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
6.81%, 07/15/29
(a)
............... 3,660 3,655,407
BXP Trust
(a)(b)
Series 2017-CC, Class D, (1-mo. LIBOR
USD + 0.00%), 3.67%, 08/13/37 ..... 210 175,301
Series 2017-GM, Class D, 3.54%, 06/13/39 140 124,725
Series 2021-601L, Class D, 2.87%, 01/15/44 758 514,610

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (1-mo. CME Term
SOFR at 1.75% Floor + 2.05%), 7.38%,
12/15/37
(a) (b)
..................... USD 815 $ 814,744
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 6.32%,
05/22/34
(a) (b)
..................... EUR 1,468 1,569,976
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%,
02/10/50 ..................... USD 280 259,720
Series 2017-CD5, Class B, 3.96%,
08/15/50
(a)
.................... 446 414,673
Series 2017-CD6, Class B, 3.91%,
11/13/50
(a)
.................... 121 106,093
CENT Trust, Series 2023-CITY, Class A, (1-mo.
CME Term SOFR at 2.62% Floor + 2.62%),
7.95%, 09/15/38
(a) (b)
................ 1,922 1,931,851
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 110 106,888
Series 2017-C8, Class B, 4.20%, 06/15/50
(a)
667 607,040
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.63%,
05/10/35
(a) (b)
................... 245 232,772
Series 2015-GC27, Class B, 3.77%,
02/10/48 ..................... 240 235,125
Series 2015-P1, Class D, 3.23%, 09/15/48
(b)
199 176,140
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME
Term SOFR at 2.59% Floor + 2.59%),
7.92%, 08/15/36 ................ 1,081 1,080,144
Series 2023-2HTL, Class D, (1-mo. CME
Term SOFR at 4.44% Floor + 4.44%),
9.77%, 08/15/36 ................ 935 931,498
Cold Storage Trust, Series 2020-ICE5, Class A,
(1-mo. CME Term SOFR at 0.90% Floor +
1.01%), 6.34%, 11/15/37
(a) (b)
.......... 2,065 2,057,518
Commercial Mortgage Trust
(a)
Series 2015-CR24, Class B, 4.49%,
08/10/48 ..................... 1,232 1,180,630
Series 2015-LC19, Class B, 3.83%,
02/10/48 ..................... 104 98,313
Series 2016-667M, Class D, 3.28%,
10/10/36
(b)
.................... 440 349,601
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
7.14%, 06/15/41
(b)
............... 1,670 1,664,436
Series 2024-WCL1, Class B, (1-mo. CME
Term SOFR at 2.59% Floor + 2.59%),
7.89%, 06/15/41
(b)
............... 502 500,336
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class D, 3.83%,
08/15/37
(a) (b)
..................... 600 558,516
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class D, 3.71%, 11/15/48
(a)
1,270 1,159,389
Series 2016-C5, Class B, 4.46%, 11/15/48
(a)
510 489,671
Series 2016-C5, Class C, 4.80%, 11/15/48
(a)
710 662,587
Series 2018-CX12, Class C, 4.88%,
08/15/51
(a)
.................... 268 235,994
Series 2019-C16, Class C, 4.24%,
06/15/52
(a)
.................... 319 269,641
Series 2019-C18, Class D, 2.50%,
12/15/52
(b)
.................... 2,849 2,097,982
CSMC Trust
(b)
Series 2017-CALI, Class C, 3.90%,
11/10/32
(a)
.................... 370 174,176
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-PFHP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.00%),
6.33%, 12/15/30
(a)
............... USD 530 $ 510,547
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 187,020
Series 2021-BHAR, Class B, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
6.94%, 11/15/38
(a)
............... 465 462,103
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.47%, 09/09/24
(a)
............... 1,017 1,022,486
DBGS Mortgage Trust, Series 2018-5BP, Class
B, (1-mo. CME Term SOFR at 0.83% Floor +
1.08%), 6.41%, 06/15/33
(a) (b)
.......... 610 517,274
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 ............... 240 229,049
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, (1-mo. LIBOR USD + 0.00%),
3.65%, 10/10/34
(a) (b)
................ 360 313,190
DBWF Mortgage Trust, Series 2024-LCRS,
Class A, (1-mo. CME Term SOFR at 1.74%
Floor + 1.74%), 7.07%, 04/15/37
(a) (b)
..... 139 138,652
DC Trust, Series 2024-HLTN, Class A, 5.93%,
04/13/28
(a) (b)
..................... 170 167,658
DK Trust, Series 2024-SPBX, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
6.83%, 03/15/34
(a) (b)
................ 970 963,934
ELM Trust
(a)(b)
Series 2024-ELM, Class A10, 5.80%,
06/10/39 ..................... 960 960,811
Series 2024-ELM, Class A15, 5.80%,
06/10/39 ..................... 960 960,811
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class B, (1-mo. CME
Term SOFR at 1.38% Floor + 1.49%),
6.82%, 07/15/38 ................ 2,351 2,341,673
Series 2021-ESH, Class D, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.69%, 07/15/38 ................ 1,462 1,460,638
GCT Commercial Mortgage Trust, Series 2021-
GCT, Class C, (1-mo. CME Term SOFR at
1.70% Floor + 1.81%), 7.14%, 02/15/38
(a) (b)
2,060 259,683
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 7.02%, 05/15/41 . 3,764 3,761,648
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.87%, 03/15/39 ................ 624 622,634
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
...... 800 785,760
GS Mortgage Securities Corp. Trust
Series 2015-GC32, Class C, 4.55%,
07/10/48
(a)
.................... 316 299,490
Series 2017-GPTX, Class A, 2.86%,
05/10/34
(b)
.................... 499 384,412
Series 2021-DM, Class A, (1-mo. CME Term
SOFR at 0.89% Floor + 1.00%), 6.33%,
11/15/36
(a) (b)
................... 609 601,958
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
8.02%, 11/15/27
(a) (b)
.............. 1,530 1,527,602
Series 2022-ECI, Class A, (1-mo. CME Term
SOFR at 2.20% Floor + 2.19%), 7.52%,
08/15/39
(a) (b)
................... 980 980,613
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR at 2.09% Floor + 2.09%),
7.42%, 03/15/28
(a) (b)
.............. 1,350 1,351,688

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
(a)
Series 2014-GC20, Class B, 4.53%,
04/10/47 ..................... USD 96 $ 92,109
Series 2019-GSA1, Class C, 3.93%,
11/10/52 ..................... 60 50,387
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.87%, 05/15/37 ................ 1,060 1,057,350
Series 2024-ORL, Class D, (1-mo. CME
Term SOFR at 3.19% Floor + 3.19%),
8.52%, 05/15/37 ................ 1,180 1,177,050
HLTN Commercial Mortgage Trust, Series
2024-DPLO, Class A, (1-mo. CME Term
SOFR at 1.64% Floor + 1.64%), 6.97%,
06/15/41
(a) (b)
..................... 540 537,298
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 1,890 1,609,146
HTL Commercial Mortgage Trust, Series 2024-
T53, Class A, 6.07%, 05/10/39
(a) (b)
...... 370 369,310
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.57%, 10/15/39
(a) (b)
1,607 1,596,956
INTOWN Mortgage Trust, Series 2022-STAY,
Class A, (1-mo. CME Term SOFR at 2.49%
Floor + 2.49%), 7.82%, 08/15/39
(a) (b)
..... 1,079 1,081,017
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2016-NINE, Class B, (1-mo. LIBOR
USD + 0.00%), 2.95%, 09/06/38
(a)
.... 644 592,945
Series 2018-AON, Class A, 4.13%, 07/05/31 413 373,814
Series 2018-PHH, Class A, (1-mo. CME
Term SOFR at 2.41% Floor + 1.26%),
6.59%, 06/15/35
(a)
............... 1,625 1,519,521
Series 2020-609M, Class D, (1-mo. CME
Term SOFR at 2.77% Floor + 3.13%),
8.46%, 10/15/33
(a)
............... 1,300 1,010,972
Series 2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.80% Floor + 1.16%),
6.49%, 04/15/38
(a)
............... 87 86,898
Series 2021-MHC, Class D, (1-mo. CME
Term SOFR at 1.70% Floor + 2.06%),
7.39%, 04/15/38
(a)
............... 1,550 1,535,484
Series 2022-NXSS, Class A, (1-mo. CME
Term SOFR at 2.18% Floor + 2.18%),
7.51%, 09/15/39
(a)
............... 1,709 1,710,602
Series 2022-OPO, Class D, 3.56%,
01/05/39
(a)
.................... 564 428,764
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.29%,
12/15/48
(a) (b)
..................... 233 203,526
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class A3, 3.12%,
06/13/52 ....................... 390 350,770
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class AS, 4.42%, 06/15/51 40 36,869
JW Commercial Mortgage Trust
(a)(b)
Series 2024-MRCO, Class A, (1-mo. CME
Term SOFR at 1.62% Floor + 1.62%),
6.94%, 06/15/39 ................ 570 567,861
Series 2024-MRCO, Class D, (1-mo. CME
Term SOFR at 3.19% Floor + 3.19%),
8.51%, 06/15/39 ................ 428 425,858
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
KSL Commercial Mortgage Trust
(a)(b)
Series 2023-HT, Class A, (1-mo. CME Term
SOFR at 2.29% Floor + 2.29%), 7.62%,
12/15/36 ..................... USD 1,299 $ 1,302,247
Series 2023-HT, Class D, (1-mo. CME Term
SOFR at 4.29% Floor + 4.29%), 9.62%,
12/15/36 ..................... 3,891 3,890,999
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
6.92%, 06/15/26
(a) (b)
................ 2,540 2,528,094
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
8.02%, 08/15/40
(a) (b)
................ 462 464,263
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a) (b)
.............. 300 255,000
MCR Mortgage Trust
(b)
Series 2024-HTL, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 7.09%,
02/15/37
(a)
.................... 86 86,353
Series 2024-TWA, Class A, 5.92%, 06/12/39 710 708,712
MHC Commercial Mortgage Trust, Series 2021-
MHC, Class A, (1-mo. CME Term SOFR at
0.80% Floor + 0.92%), 6.24%, 04/15/38
(a) (b)
96 94,856
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
...................... 694 714,594
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C25, Class B, 4.67%,
10/15/48
(a)
...................... 620 582,836
Morgan Stanley Capital I Trust
Series 2017-H1, Class B, 4.08%, 06/15/50 . 3,302 3,027,938
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
.................... 1,360 1,107,772
Series 2018-MP, Class A, 4.42%,
07/11/40
(a) (b)
................... 3,761 3,295,213
Series 2018-SUN, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.20%),
6.53%, 07/15/35
(a) (b)
.............. 300 299,719
Series 2019-H6, Class D, 3.00%, 06/15/52
(b)
137 105,483
MSWF Commercial Mortgage Trust, Series
2023-2, Class A5, 6.01%, 12/15/56
(a)
..... 149 156,252
Natixis Commercial Mortgage Securities Trust
(b)
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 840,405
Series 2019-LVL, Class D, 4.44%, 08/15/38 310 261,689
NJ Trust, Series 2023-GSP, Class A, 6.70%,
01/06/29
(a) (b)
..................... 490 505,105
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
............... 324 274,321
One New York Plaza Trust, Series 2020-1NYP,
Class A, (1-mo. CME Term SOFR at 0.95%
Floor + 1.06%), 6.39%, 01/15/36
(a) (b)
..... 370 359,984
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
8.42%, 10/15/28
(a) (b)
................ 2,860 2,892,262
RIAL Issuer Ltd., Series 2022-FL8, Class A,
(1-mo. CME Term SOFR at 2.25% Floor +
2.25%), 7.58%, 01/19/37
(a) (b)
.......... 1,902 1,892,976
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.59%,
09/15/39
(a) (b)
..................... 460 376,236
SHER Trust, Series 2024-DAL, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
6.97%, 04/15/37
(a) (b)
................ 600 595,506
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................. 3,398 2,771,832

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.51%, 05/15/37
(a) (b)
................ USD 2,008 $ 2,018,040
Taurus UK DAC, Series 2021-UK4A, Class D,
(Sterling Overnight Index Average at 2.10%
Floor + 2.10%), 7.33%, 08/17/31
(a) (b)
..... GBP 499 629,823
THPT Mortgage Trust, Series 2023-THL, Class
A, 7.23%, 12/10/34
(a) (b)
.............. USD 337 341,771
TPGI Trust, Series 2021-DGWD, Class D,
(1-mo. CME Term SOFR at 1.50% Floor +
1.61%), 6.94%, 06/15/26
(a) (b)
.......... 1,964 1,952,619
TYSN Mortgage Trust, Series 2023-CRNR,
Class A, 6.80%, 12/10/33
(a) (b)
.......... 460 474,676
UBS Commercial Mortgage Trust, Series 2018-
C12, Class B, 4.79%, 08/15/51
(a)
....... 1,160 1,041,438
UK Logistics DAC, Series 2024-1X, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 1.65%), 6.88%, 05/17/34
(a) (d)
..... GBP 230 291,035
VNDO Trust, Series 2016-350P, Class D,
4.03%, 01/10/35
(a) (b)
................ USD 710 646,331
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo. CME
Term SOFR at 1.42% Floor + 1.53%),
6.86%, 01/15/59
(a)
............... 633 624,177
Series 2016-C34, Class A3FL, (1-mo. CME
Term SOFR at 1.12% Floor + 1.15%),
6.48%, 06/15/49
(a) (b)
.............. 390 382,524
Series 2018-1745, Class A, 3.87%,
06/15/36
(a) (b)
................... 110 96,220
Series 2018-C46, Class B, 4.63%, 08/15/51 429 390,249
Series 2019-C49, Class B, 4.55%, 03/15/52 1,688 1,579,589
Series 2019-C49, Class D, 3.00%,
03/15/52
(b)
.................... 103 81,178
Series 2019-C50, Class B, 4.19%, 05/15/52 2,639 2,429,532
Series 2021-FCMT, Class D, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.94%, 05/15/31
(a) (b)
.............. 1,890 1,765,865
Series 2024-1CHI, Class A, 5.31%,
07/15/35
(a) (b)
................... 577 566,047
Series 2024-BPRC, Class B, 6.22%,
07/15/43
(b)
.................... 1,759 1,776,588
Series 2024-BPRC, Class C, 6.43%,
07/15/43
(b)
.................... 1,120 1,120,000
Series 2024-BPRC, Class D, 7.08%,
07/15/43
(b)
.................... 480 475,198
WMRK Commercial Mortgage Trust
(a)(b)
Series 2022-WMRK, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
8.12%, 11/15/27 ................ 1,218 1,219,902
Series 2022-WMRK, Class B, (1-mo. CME
Term SOFR at 3.44% Floor + 3.44%),
8.76%, 11/15/27 ................ 1,015 1,015,954
174,425,355
Interest Only Commercial Mortgage-Backed Securities — 0.3%
245 Park Avenue Trust, Series 2017-245P,
Class XA, 0.27%, 06/05/37
(a) (b)
......... 11,000 52,862
BANK
(a)
Series 2019-BN20, Class XB, 0.47%,
09/15/62 ..................... 8,371 141,458
Series 2021-BN33, Class XA, 1.16%,
05/15/64 ..................... 12,216 595,591
Series 2021-BN33, Class XB, 0.59%,
05/15/64 ..................... 81,230 2,280,516
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class
XB, 0.73%, 02/15/50
(a)
.............. USD 4,185 $ 58,019
BBCMS Trust, Series 2015-SRCH, Class XA,
1.04%, 08/10/35
(a) (b)
................ 6,463 134,271
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(a) (b)
................ 65,905 43,095
Benchmark Mortgage Trust
(a)
Series 2019-B9, Class XA, (1-mo. LIBOR
USD at 0.00% Floor + 0.00%), 1.18%,
03/15/52 ..................... 2,907 105,150
Series 2020-B17, Class XB, (1-mo. LIBOR
USD at 0.00% Floor + 0.00%), 0.65%,
03/15/53 ..................... 1,560 34,142
Series 2021-B23, Class XA, 1.37%,
02/15/54 ..................... 5,733 323,702
Series 2021-B24, Class XA, 1.26%,
03/15/54 ..................... 19,325 965,134
BMO Mortgage Trust, Series 2023-C5, Class
XA, 0.95%, 06/15/56
(a)
.............. 5,812 289,725
BX Trust, Series 2022-GPA, Class XCP, 0.00%,
08/15/39
(a) (b)
..................... 19,914 583
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.85%, 05/10/58
(a)
... 2,030 22,665
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.91%, 11/10/42
(a) (b)
.. 10,100 429,887
Commercial Mortgage Trust
(a)(b)
Series 2015-3BP, Class XA, 0.17%,
02/10/35 ..................... 40,878 13,537
Series 2018-COR3, Class XD, 1.75%,
05/10/51 ..................... 770 42,894
CSAIL Commercial Mortgage Trust
(a)
Series 2017-CX10, Class XB, 0.26%,
11/15/50 ..................... 3,170 26,707
Series 2019-C16, Class XA, 1.70%,
06/15/52 ..................... 6,625 387,460
Series 2019-C17, Class XA, 1.46%,
09/15/52 ..................... 1,913 99,744
Series 2019-C17, Class XB, 0.68%,
09/15/52 ..................... 4,040 95,972
DBGS Mortgage Trust, Series 2019-1735,
Class X, 0.43%, 04/10/37
(a) (b)
.......... 5,975 77,450
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, (1-mo. LIBOR USD + 0.00%), 1.00%,
06/10/50
(a) (b)
..................... 3,040 73,482
ELM Trust
(a)(b)
Series 2024-ELM, Class XP10, 0.23%,
06/10/39 ..................... 10,185 43,599
Series 2024-ELM, Class XP15, 1.56%,
06/10/39 ..................... 9,225 261,633
GS Mortgage Securities Trust
(a)
Series 2019-GSA1, Class XA, 0.93%,
11/10/52 ..................... 5,151 178,653
Series 2020-GSA2, Class XA, 1.82%,
12/12/53
(b)
.................... 4,033 313,914
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2013-LC11, Class XB, 0.64%,
04/15/46 ..................... 4,040 162
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
.................... 4,330 57,850
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.83%,
09/15/47
(a)
...................... 434 23

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(a) (b)
..................... USD 1,800 $ 26,097
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.31%,
02/15/36
(a) (b)
..................... 2,719 91,506
MCR Mortgage Trust, Series 2024-TWA, Class
XA, 0.92%, 06/12/39
(b)
.............. 3,312 67,785
Morgan Stanley Capital I Trust
(a)
Series 2017-H1, Class XD, 2.30%,
06/15/50
(b)
.................... 3,030 161,445
Series 2019-H6, Class XB, 0.86%, 06/15/52 5,210 155,466
Series 2019-L2, Class XA, 1.17%, 03/15/52 1,986 72,864
MSWF Commercial Mortgage Trust, Series
2023-2, Class XA, 1.14%, 12/15/56
(a)
.... 11,505 740,023
Olympic Tower Mortgage Trust, Series 2017-
OT, Class XA, 0.51%, 05/10/39
(a) (b)
...... 10,700 102,243
One Market Plaza Trust
(a)(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32
(g)
.................... 14,166 1
Series 2017-1MKT, Class XNCP, 0.22%,
02/10/32 ..................... 2,833 7,368
UBS Commercial Mortgage Trust
(a)
Series 2019-C17, Class XA, 1.58%,
10/15/52 ..................... 6,416 375,337
Series 2019-C18, Class XA, 1.13%,
12/15/52 ..................... 6,991 257,102
Wells Fargo Commercial Mortgage Trust
(a)
Series 2016-BNK1, Class XD, 1.38%,
08/15/49
(b)
.................... 1,180 25,382
Series 2019-C50, Class XA, 1.57%,
05/15/52 ..................... 11,537 561,330
Series 2024-BPRC, Class X, 0.31%,
07/15/43
(b)
.................... 13,882 134,836
9,928,665
Total Non-Agency Mortgage-Backed Securities — 6 .5%
(Cost: $ 268,658,273 ) .............................. 249,230,919
Beneficial Interest
(000)
Other Interests
(j)
Capital Markets — 0.0%
(g)(h)
Lehman Brothers Holdings, Inc.
(i)
......... 14,400 2
Lehman Brothers Holdings, Inc., Capital Trust
VII ............................ 1,630 —
Total Other Interests — 0 .0%
(Cost: $ — ) ..................................... 2
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Federal National Mortgage Association ,
6.63% , 11/15/30 .................. 1,500 1,676,534
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. , Series
2996 , Class MK , 5.50% , 06/15/35 ....... 2 1,747
Federal National Mortgage Association , Series
2005-29 , Class WB , 4.75% , 04/25/35 .... 9 8,757
10,504
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates , Series
KJ48 , Class A2 , 5.03% , 10/25/31 ....... USD 476 $ 477,652
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-K80 , Class B ,
4.38% , 08/25/50
(a) (b)
................ 235 222,581
Federal National Mortgage Association ACES
Variable Rate Notes , Series 2006-M2 , Class
A2A , 5.27% , 10/25/32
(a)
............. 814 806,571
Government National Mortgage
Association , Series 2023-118 , Class BA ,
3.75% , 05/16/65
(a)
................. 286 268,370
1,775,174
Interest Only Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. , Series
5081 , Class AI , 3.50% , 03/25/51 ....... 465 86,461
Federal National Mortgage Association , Series
437 , Class C11 , 3.00% , 07/25/52 ....... 2,351 417,629
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 . 2,447 383,904
Series 2021-78 , Class IP , 3.00% , 05/20/51 . 2,559 400,989
Series 2021-83 , Class PI , 3.00% , 05/20/51 1,939 304,227
Series 2021-97 , Class LI , 3.00% , 08/20/50 . 2,868 450,954
Series 2022-78 , Class D , 3.00% , 08/20/51 . 1,659 265,631
Series 2022-85 , Class IK , 3.00% , 05/20/51 1,619 253,996
2,563,791
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K120 , Class X1 , 1.13% , 10/25/30 .. 40,840 2,048,249
Series K121 , Class X1 , 1.12% , 10/25/30 .. 3,043 150,483
Series KL05 , Class X1P , 1.02% , 06/25/29 . 13,486 515,967
Series KL06 , Class XFX , 1.47% , 12/25/29 . 1,480 72,561
Government National Mortgage Association
Variable Rate Notes
Series 2013-30 , 0.52% , 09/16/53 ....... 628 8,887
Series 2016-96 , 0.77% , 12/16/57 ....... 742 27,708
2,823,855
Mortgage-Backed Securities — 29.2%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ........... 2,166 2,038,079
3.00% , 09/01/27 - 12/01/46 ........... 2,911 2,687,044
3.50% , 04/01/42 - 01/01/48 ........... 3,547 3,241,688
4.00% , 08/01/40 - 12/01/45 ........... 1,362 1,287,713
4.50% , 02/01/39 - 04/01/49 ........... 10,906 10,519,662
5.00% , 07/01/35 - 11/01/48 ........... 1,596 1,577,218
5.50% , 05/01/36 - 06/01/41 ........... 1,028 1,033,493
6.00% , 11/01/29 - 12/01/32 ........... 2 1,920
Federal National Mortgage Association
4.00% , 01/01/41 .................. 68 64,269
5.81% , 06/01/31 .................. 1,084 1,103,355
7.00% , 06/01/32 .................. 6 6,228
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 ........... 25,836 20,922,164
2.00% , 07/15/54
(k)
................. 23,707 19,182,378
2.50% , 04/20/51 - 01/20/53 ........... 29,970 25,195,923
2.50% , 07/15/54
(k)
................. 20,115 16,906,483
3.00% , 12/20/44 - 01/20/52 ........... 21,198 18,503,605
3.00% , 07/15/54
(k)
................. 15,227 13,265,151
3.50% , 01/15/42 - 04/20/48 ........... 7,455 6,832,117
3.50% , 07/15/54
(k)
................. 19,841 17,813,498
4.00% , 04/20/39 - 12/20/52 ........... 12,988 12,113,154
4.00% , 07/15/54
(k)
................. 5,868 5,422,170

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50% , 12/20/39 - 04/20/50 ........... USD 5,443 $ 5,258,925
4.50% , 07/15/54
(k)
................. 96 91,259
5.00% , 12/15/38 - 07/20/41 ........... 1,861 1,860,026
5.00% , 07/15/54
(k)
................. 15,392 14,986,515
5.50% , 03/15/32 - 11/15/33 ........... 1 1,492
5.50% , 07/15/54
(k)
................. 16,847 16,713,898
6.00% , 12/15/36 .................. 37 37,313
6.00% , 07/15/54
(k)
................. 12,853 12,906,379
6.50% , 07/15/54
(k)
................. 9,534 9,669,847
7.50% , 11/15/29 .................. —
(l)
230
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 03/01/51 ........... 53,339 42,902,124
1.50% , 07/25/39 - 07/25/54
(k)
.......... 2,040 1,595,580
2.00% , 10/01/31 - 03/01/52 ........... 246,865 198,737,741
2.00% , 07/25/39 - 07/25/54
(k)
.......... 9,094 7,845,203
2.50% , 09/01/27 - 04/01/52 ........... 148,459 124,822,592
2.50% , 07/25/39 - 07/25/54
(k)
.......... 23,926 19,736,250
3.00% , 04/01/28 - 08/01/52 ........... 75,716 66,486,277
3.00% , 07/25/39 - 07/25/54
(k)
.......... 19,784 16,844,366
3.50% , 08/01/27 - 01/01/51 ........... 52,071 47,203,190
3.50% , 07/25/54
(k)
................. 43,325 38,343,010
4.00% , 08/01/33 - 06/01/52 ........... 50,515 47,264,323
4.00% , 07/25/54
(k)
................. 2,720 2,488,419
4.50% , 02/01/25 - 08/01/52 ........... 32,908 31,668,177
4.50% , 07/25/39 - 07/25/54
(k)
.......... 8,456 8,093,842
5.00% , 03/01/30 - 04/01/53 ........... 22,694 22,100,047
5.00% , 07/25/54
(k)
................. 90,145 87,116,578
5.50% , 12/01/31 - 08/01/53 ........... 21,273 21,073,166
5.50% , 07/25/54
(k)
................. 28,547 28,153,525
6.00% , 07/01/29 - 03/01/54 ........... 30,165 30,408,882
6.00% , 07/25/54
(k)
................. 2,139 2,145,133
6.50% , 05/01/40 - 02/01/54 ........... 16,448 16,854,935
6.50% , 07/25/54
(k)
................. 1,278 1,300,665
7.00% , 01/01/54 .................. 514 530,949
7.00% , 07/25/54
(k)
................. 16,577 17,048,953
7.50% , 12/01/53 - 01/01/54 ........... 898 935,980
1,122,943,103
Total U.S. Government Sponsored Agency Securities — 29 .4%
(Cost: $ 1,213,468,054 ) ............................ 1,131,792,961
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 11/15/40 ........... 4,474 4,349,209
4.50% , 08/15/39 .................. 19,132 19,195,870
4.38% , 11/15/39 - 05/15/41 ........... 13,253 13,062,222
4.63% , 02/15/40 .................. 2,710 2,753,191
1.13% , 05/15/40 - 08/15/40 ........... 27,332 16,730,707
3.88% , 08/15/40 - 02/15/43 ........... 4,994 4,577,729
1.38% , 11/15/40 .................. 13,666 8,622,926
1.88% , 02/15/41 - 11/15/51 ........... 16,214 9,652,860
4.75% , 02/15/41 - 11/15/53 ........... 27,037 27,829,387
2.00% , 11/15/41 - 08/15/51 ........... 9,712 6,240,623
3.00% , 05/15/42 - 08/15/52 ........... 79,586 60,554,462
4.00% , 11/15/42 - 11/15/52 ........... 21,884 20,023,909
3.13% , 02/15/43 - 08/15/44 ........... 15,468 12,433,367
2.88% , 05/15/43 - 11/15/46 ........... 13,320 10,173,774
3.63% , 08/15/43 - 05/15/53 ........... 37,443 32,144,531
3.75% , 11/15/43 .................. 15,844 14,003,373
2.50% , 02/15/45
(m) (n)
................ 36,899 26,320,806
2.75% , 11/15/47
(m)
................. 35,670 25,933,205
2.25% , 08/15/49 - 02/15/52 ........... 19,517 12,566,711
1.63% , 11/15/50 .................. 6,754 3,697,651
2.38% , 05/15/51 .................. 4,340 2,858,297
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
2.63% , 04/15/25 - 02/15/29 ........... USD 25,518 $ 24,580,443
0.38% , 04/30/25 - 09/30/27 ........... 31,280 29,336,367
2.13% , 05/15/25 .................. 14,360 13,988,098
2.88% , 06/15/25 - 05/15/32 ........... 37,378 36,509,783
5.00% , 08/31/25 - 09/30/25 ........... 52,326 52,293,668
4.50% , 11/15/25 .................. 16,726 16,624,729
4.88% , 11/30/25 - 10/31/30 ........... 53,978 54,498,110
4.00% , 12/15/25 - 02/15/34 ........... 164,891 162,117,747
4.63% , 03/15/26 .................. 21,228 21,154,200
0.75% , 05/31/26 .................. 10,210 9,468,578
0.88% , 06/30/26 .................. 18,120 16,809,131
0.63% , 07/31/26 .................. 5,607 5,158,002
1.50% , 08/15/26 - 02/15/30 ........... 29,899 27,129,756
4.38% , 08/15/26 .................. 40,000 39,737,500
2.00% , 11/15/26 .................. 23,375 21,996,240
1.63% , 11/30/26 - 05/15/31 ........... 29,588 25,871,287
2.38% , 05/15/27 - 05/15/29 ........... 20,263 18,756,476
0.50% , 05/31/27 - 08/31/27 ........... 53,937 47,868,956
2.25% , 08/15/27 .................. 45,063 42,103,980
3.88% , 11/30/27 - 12/31/29 ........... 67,673 66,237,785
3.63% , 03/31/28 .................. 15,707 15,264,949
1.25% , 05/31/28 - 08/15/31 ........... 71,037 60,266,767
3.13% , 11/15/28 .................. 5,507 5,229,284
3.25% , 06/30/29 .................. 16,726 15,890,543
3.75% , 05/31/30 .................. 36,400 35,249,703
2.75% , 08/15/32
(m)
................. 53,919 47,981,769
Total U.S. Treasury Obligations — 32 .3%
(Cost: $ 1,351,915,712 ) ............................ 1,245,848,661
Total Long-Term Investments — 104.1%
(Cost: $ 4,235,678,214 ) ............................ 4,009,417,754
Short-Term Securities
Foreign Government Obligations — 0.1%
Mexico — 0.1%
United Mexican States Treasury Bills , 12.29%
,
11/28/24
(o)
...................... MXN 4,263 2,226,687
Total Foreign Government Obligations — 0 .1%
(Cost: $ 2,263,413 ) ............................... 2,226,687
Shares
Shares
Money Market Funds — 4.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(p) (q)
.................. 164,822,756 164,822,756
Total Money Market Funds — 4 .3%
(Cost: $ 164,822,756 ) .............................. 164,822,756
Total Short-Term Securities — 4.4%
(Cost: $ 167,086,169 ) .............................. 167,049,443
Total Options Purchased — 0 .0%
( Cost: $ 5,180,208 ) ............................... 3,662,919
Total Investments Before Options Written and TBA Sale
Commitments — 108 .5%
(Cost: $ 4,407,944,591 ) ............................ 4,180,130,116
Total Options Written — ( 0 .1 ) %
(Premium Received — $ (5,879,286) ) ................... (4,538,237)

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
(k)
Mortgage-Backed Securities — ( 0 .8 ) %
Government National Mortgage Association
2.00% , 07/15/54 .................. USD (388) $ (313,946)
2.50% , 07/15/54 .................. (366) (307,626)
3.00% , 07/15/54 .................. (283) (246,542)
3.50% , 07/15/54 .................. (283) (254,081)
4.50% , 07/15/54 .................. (2,325) (2,210,191)
Uniform Mortgage-Backed Securities
3.50% , 07/25/39 - 07/25/54 ........... (10,056) (8,964,036)
4.00% , 07/25/39 .................. (185) (177,862)
2.00% , 07/25/54 .................. (793) (620,089)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.50% , 07/25/54 .................. USD (723) $ (590,290)
3.00% , 07/25/54 .................. (264) (224,544)
5.50% , 07/25/54 .................. (11,334) (11,177,715)
6.50% , 07/25/54 .................. (3,435) (3,495,816)
7.00% , 07/25/54 .................. (2,800) (2,879,734)
Total TBA Sale Commitments — ( 0 .8 ) %
(Proceeds: $ (31,648,659) ) .......................... (31,462,472)
Total Investments Net of Options Written and TBA Sale
Commitments — 107 .6%
(Cost: $ 4,370,416,646 ) ............................ 4,144,129,407
Liabilities in Excess of Other Assets — (7.6) % ............. (291,973,132)
Net Assets — 100.0% ...............................
$ 3,852,156,275
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Perpetual security with no stated maturity date.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,507,000, representing 0.07% of its net assets as of period end, and an original cost of $560,000.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Non-income producing security.
(j)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)
Represents or includes a TBA transaction.
(l)
Rounds to less than 1,000.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(n)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(o)
Rates are discount rates or a range of discount rates as of period end.
(p)
Affiliate of the Fund.
(q)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 249,439,430 $ — $ (84,616,674)
(a)
$ — $ — $ 164,822,756 164,822,756 $ 4,331,928 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
3-mo. SOFR ............................................................. 30 09/17/24 $ 7,099 $ (3,791)
U.S. Treasury 10-Year Note ................................................... 183 09/19/24 20,101 (61,338)
U.S. Treasury 10-Year Ultra Note ............................................... 207 09/19/24 23,449 (92,237)
U.S. Treasury Long Bond ..................................................... 377 09/19/24 44,439 191,726
U.S. Treasury 2-Year Note .................................................... 784 09/30/24 160,108 (151,971)
U.S. Treasury 5-Year Note .................................................... 1,928 09/30/24 205,362 (277,740)
3-mo. SOFR ............................................................. 3 12/17/24 711 (229)
3-mo. SONIA Index ......................................................... 24 03/18/25 7,226 (74,613)
(470,193)
Short Contracts
Euro-Buxl ............................................................... 31 09/06/24 4,324 (98,088)
Canada 10-Year Bond ....................................................... 353 09/18/24 30,982 165,398
U.S. Treasury Ultra Bond ..................................................... 87 09/19/24 10,837 183,394
3-mo. SOFR ............................................................. 3 12/16/25 719 (2,405)
248,299
$ (221,894)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 860,000 BRL 4,727,085 Goldman Sachs International 07/02/24 $ 14,383
USD 529,888 EUR 489,391 Morgan Stanley & Co. International plc 07/17/24 5,398
USD 4,366,849 IDR 69,524,597,625 Barclays Bank plc 07/17/24 116,809
USD 1,651,146 PEN 6,262,174 Citibank NA 07/18/24 21,852
USD 398,029 PEN 1,514,500 Morgan Stanley & Co. International plc 07/18/24 3,986
CLP 273,420,700 USD 290,000 Citibank NA 07/26/24 496
IDR 11,712,160,000 USD 710,000 Deutsche Bank AG 07/26/24 5,824
KRW 610,105,492 USD 440,000 Goldman Sachs International 07/26/24 2,640
MXN 13,146,298 USD 710,000 Goldman Sachs International 07/26/24 5,870
MXN 24,046,167 USD 1,300,000 JPMorgan Chase Bank NA 07/26/24 9,413
PLN 4,034,568 USD 1,000,000 Bank of America NA 07/26/24 1,961
THB 7,878,309 USD 215,000 HSBC Bank plc 07/26/24 108
TRY 43,544,320 USD 1,280,000 Barclays Bank plc 07/26/24 18,224
TRY 13,853,900 USD 410,000 UBS AG 07/26/24 3,038
USD 850,000 CNY 6,179,020 State Street Bank and Trust Co. 07/26/24 1,889
USD 1,149,444 EUR 1,070,000 Bank of America NA 07/26/24 2,195
USD 280,000 MXN 5,070,150 Morgan Stanley & Co. International plc 07/26/24 3,910
USD 1,374,170 PLN 5,518,804 Nomura International plc 07/26/24 3,607
USD 590,000 SEK 6,147,595 Bank of America NA 07/26/24 9,273
USD 215,000 THB 7,871,204 State Street Bank and Trust Co. 07/26/24 86
USD 290,000 ZAR 5,278,934 UBS AG 07/26/24 383
ZAR 6,659,134 USD 360,000 Bank of America NA 07/26/24 5,339
USD 2,871,362 CZK 65,320,930 Barclays Bank plc 08/29/24 75,280
USD 5,938,864 EUR 5,516,360 BNP Paribas SA 09/18/24 8,391
USD 3,292,270 EUR 3,060,000 Deutsche Bank AG 09/18/24 2,556
USD 4,410,294 EUR 4,099,000 JPMorgan Chase Bank NA 09/18/24 3,582
USD 1,479,290 EUR 1,375,000 Natwest Markets plc 09/18/24 1,069
USD 36,501,926 EUR 33,618,300 Standard Chartered Bank 09/18/24 359,900
USD 3,855,775 EUR 3,582,640 Toronto Dominion Bank 09/18/24 4,186
USD 266,388 GBP 209,000 Bank of New York Mellon 09/18/24 2,036
USD 6,494,590 GBP 5,070,500 Deutsche Bank AG 09/18/24 81,202
USD 8,461,155 JPY 1,307,278,000 Bank of New York Mellon 09/18/24 236,550
USD 1,723,896 JPY 268,507,000 Nomura International plc 09/18/24 34,612

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 165,908 JPY 25,856,000 Royal Bank of Canada 09/18/24 $ 3,238
1,049,286
BRL 4,447,662 USD 860,000 Barclays Bank plc 07/02/24 (64,368)
EUR 88,698 USD 96,037 Morgan Stanley & Co. International plc 07/17/24 (978)
IDR 23,105,604,120 USD 1,417,000 BNP Paribas SA 07/17/24 (4,553)
IDR 21,739,735,561 USD 1,332,255 Deutsche Bank AG 07/17/24 (3,304)
IDR 6,493,687,246 USD 398,484 JPMorgan Chase Bank NA 07/17/24 (1,525)
IDR 17,646,849,381 USD 1,088,808 Standard Chartered Bank 07/17/24 (10,056)
USD 1,457,276 MXN 27,091,898 Bank of New York Mellon 07/17/24 (20,134)
PEN 4,031,373 USD 1,054,367 Standard Chartered Bank 07/18/24 (5,483)
USD 1,818,160 EUR 1,702,540 Deutsche Bank AG 07/24/24 (7,115)
CLP 683,623,100 USD 730,000 Societe Generale SA 07/26/24 (3,685)
COP 1,771,096,900 USD 430,000 Barclays Bank plc 07/26/24 (5,254)
CZK 9,978,143 USD 430,000 Deutsche Bank AG 07/26/24 (3,227)
EUR 520,000 USD 558,488 Barclays Bank plc 07/26/24 (947)
HUF 162,297,212 USD 440,000 Goldman Sachs International 07/26/24 (355)
JPY 69,482,727 USD 440,000 State Street Bank and Trust Co. 07/26/24 (6,508)
MXN 40,649,231 USD 2,226,152 State Street Bank and Trust Co. 07/26/24 (12,634)
PEN 1,603,140 USD 420,000 Citibank NA 07/26/24 (2,898)
PLN 1,843,310 USD 460,000 Deutsche Bank AG 07/26/24 (2,225)
USD 440,000 CLP 420,459,600 Morgan Stanley & Co. International plc 07/26/24 (6,717)
USD 1,160,000 COP 4,866,072,400 Morgan Stanley & Co. International plc 07/26/24 (6,986)
USD 440,000 KRW 606,980,000 BNP Paribas SA 07/26/24 (372)
USD 5,062,860 MXN 93,633,174 Barclays Bank plc 07/26/24 (35,851)
USD 1,318,149 PLN 5,317,501 Nomura International plc 07/26/24 (2,421)
ZAR 5,246,054 USD 290,000 Standard Chartered Bank 07/26/24 (2,187)
BRL 4,743,373 USD 860,000 Goldman Sachs International 08/02/24 (14,661)
USD 2,080,331 COP 8,764,225,273 Morgan Stanley & Co. International plc 08/26/24 (12,443)
IDR 6,272,008,556 USD 384,314 Barclays Bank plc 09/18/24 (1,508)
USD 261,817 GBP 207,000 State Street Bank and Trust Co. 09/18/24 (6)
USD 2,800,539 MXN 53,411,400 Barclays Bank plc 09/18/24 (82,987)
(321,388)
$ 727,898
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10-Year Note ..................... 30 07/26/24 USD 109.50 USD 3,000 $ 15,469
U.S. Treasury 10-Year Note ..................... 21 08/23/24 USD 110.00 USD 2,100 22,641
U.S. Treasury 10-Year Note ..................... 26 08/23/24 USD 109.00 USD 2,600 16,656
$ 54,766
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 03/06/26 CNH 7.75 USD 108,205 $ 807,182

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.54% At Termination Barclays Bank plc 10/16/24 4 .54 % USD 847,687 $ 1,104,583
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.54% At Termination
Goldman Sachs
International 10/16/24 4 .54 USD 424,978 553,770
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.91% Annual Deutsche Bank AG 05/24/27 3 .91 USD 1,371 74,116
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.99% Annual Deutsche Bank AG 05/28/27 3 .99 USD 763 44,004
1,776,473
Put
10-Year Interest Rate Swap
(a)
4.43% Annual 1-day SOFR Annual
Goldman Sachs
International 10/17/24 4 .43 USD 70,307 342,490
30-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual Citibank NA 12/18/24 3 .93 USD 20,620 582,640
10-Year Interest Rate Swap
(a)
3.91% Annual 1-day SOFR Annual Deutsche Bank AG 05/24/27 3 .91 USD 1,371 65,103
10-Year Interest Rate Swap
(a)
3.99% Annual 1-day SOFR Annual Deutsche Bank AG 05/28/27 3 .99 USD 763 34,265
1,024,498
$ 2,800,971
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10-Year Note ...................... 30 07/26/24 USD 108.50 USD 3,000 $ (6,563)
U.S. Treasury 10-Year Note ...................... 32 08/23/24 USD 108.50 USD 3,200 (15,500)
U.S. Treasury 10-Year Note ...................... 40 08/23/24 USD 107.50 USD 4,000 (10,625)
$ (32,688)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.86% Annual 1-day SOFR Annual Deutsche Bank AG 09/12/24 3 .86 % USD 46,395 $ (591,014)
10-Year Interest Rate Swap
(a)
3.89% Annual 1-day SOFR Annual Citibank NA 09/13/24 3 .89 USD 23,198 (321,828)
10-Year Interest Rate Swap
(a)
3.83% Annual 1-day SOFR Annual Bank of America NA 09/17/24 3 .83 USD 11,599 (140,592)
1-Year Interest Rate Swap
(a)
. 3.84% At Termination 1-day SOFR At Termination Barclays Bank plc 10/16/24 3 .84 USD 847,687 (236,856)
1-Year Interest Rate Swap
(a)
. 3.84% At Termination 1-day SOFR At Termination
Goldman Sachs
International 10/16/24 3 .84 USD 424,978 (118,745)
10-Year Interest Rate Swap
(a)
3.95% Annual 1-day SOFR Annual Deutsche Bank AG 05/08/26 3 .95 USD 1,438 (70,580)
10-Year Interest Rate Swap
(a)
3.98% Annual 1-day SOFR Annual Bank of America NA 05/11/26 3 .98 USD 5,996 (303,534)
10-Year Interest Rate Swap
(a)
3.84% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 05/18/26 3 .84 USD 1,383 (61,876)
10-Year Interest Rate Swap
(a)
3.87% Annual 1-day SOFR Annual Bank of America NA 05/18/26 3 .87 USD 1,289 (59,305)
10-Year Interest Rate Swap
(a)
3.91% Annual 1-day SOFR Annual Bank of America NA 05/22/26 3 .91 USD 1,848 (88,160)
(1,992,490)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.86% Annual Deutsche Bank AG 09/12/24 3 .86 USD 46,395 (801,596)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.89% Annual Citibank NA 09/13/24 3 .89 USD 23,198 (375,310)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.83% Annual Bank of America NA 09/17/24 3 .83 USD 11,599 (222,868)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.86% Annual Citibank NA 09/18/24 3 .86 USD 20,620 (404,702)

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 5.10% At Termination
Goldman Sachs
International 10/17/24 5 .10 % USD 590,579 $ (249,783)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.95% Annual Deutsche Bank AG 05/08/26 3 .95 USD 1,438 (54,402)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.98% Annual Bank of America NA 05/11/26 3 .98 USD 5,996 (221,210)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.84% Annual
Morgan Stanley & Co.
International plc 05/18/26 3 .84 USD 1,383 (57,714)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Annual Bank of America NA 05/18/26 3 .87 USD 1,289 (52,435)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.91% Annual Bank of America NA 05/22/26 3 .91 USD 1,848 (73,039)
(2,513,059)
$ (4,505,549)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day EFFR At Termination 5.31% At Termination 07/31/24
(a)
09/18/24 USD 1,508,030 $ 7,923 $ — $ 7,923
1-day EFFR At Termination 5.32% At Termination 07/31/24
(a)
09/18/24 USD 1,490,000 37,875 — 37,875
1-day EFFR At Termination 5.32% At Termination 07/31/24
(a)
09/18/24 USD 1,508,030 33,772 — 33,772
1-day EFFR At Termination 5.32% At Termination 07/31/24
(a)
09/18/24 USD 1,508,030 29,210 — 29,210
1-day EFFR At Termination 5.32% At Termination 07/31/24
(a)
09/18/24 USD 1,508,030 33,265 — 33,265
4.68% At Termination 3-mo. PRIBOR Quarterly N/A 03/20/25 CZK 103,979 (55,006) — (55,006)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 12/20/25 PLN 7,971 (37,126) — (37,126)
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 89,611 (21,763) — (21,763)
7.97% Quarterly 3-mo. JIBAR Quarterly 06/06/25
(a)
06/06/26 ZAR 62,617 (9,301) — (9,301)
28-day MXIBTIIE Monthly 10.76% Monthly N/A 06/11/26 MXN 18,671 8,113 — 8,113
1-day SOFR Annual 3.78% Annual N/A 06/18/34 USD 8,592 (124,852) — (124,852)
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 8,384 167,124 — 167,124
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 8,565 125,515 — 125,515
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 8,384 136,710 — 136,710
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 4,155 61,153 — 61,153
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 1,745 43,588 — 43,588
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 6,754 31,378 (13,940) 45,318
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/19/54 EUR 1,672 43,998 — 43,998
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 1,618 42,330 — 42,330
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 1,135 (26,363) — (26,363)
$ 527,543 $ (13,940) $ 541,483
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.88% At Termination
UK Retail Price Index All
Items Monthly At Termination 06/15/29 GBP 7,820 $ 13,534 $ — $ 13,534
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.13% At Termination 06/15/29 EUR 19,000 1,211 — 1,211

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.46% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/01/29 USD 10,480 $ 24,730 $ — $ 24,730
$ 39,475 $ — $ 39,475
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1 .00 % Quarterly JPMorgan Chase Bank NA 06/20/29 USD 1,439 $ (36,965) $ (32,548) $ (4,417)
American Electric Power Co.,
Inc. ................. 1 .00 Quarterly Bank of America NA 06/20/29 USD 1,782 (49,162) (48,816) (346)
American Electric Power Co.,
Inc. ................. 1 .00 Quarterly Bank of America NA 06/20/29 USD 2,233 (61,607) (61,175) (432)
American Electric Power Co.,
Inc. ................. 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 4,060 (112,012) (111,226) (786)
American Express Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 4,059 (122,044) (118,595) (3,449)
Dominion Energy, Inc. ....... 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 4,050 (94,139) (78,714) (15,425)
Republic of Chile .......... 1 .00 Quarterly Citibank NA 06/20/29 USD 746 (14,619) (14,805) 186
Republic of Chile .......... 1 .00 Quarterly Citibank NA 06/20/29 USD 746 (14,619) (14,805) 186
Republic of Chile .......... 1 .00 Quarterly Citibank NA 06/20/29 USD 1,703 (33,352) (33,776) 424
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 853 837 8,761 (7,924)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 18 18 198 (180)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 440 74,690 13,292 61,398
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 288 48,886 14,223 34,663
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD 2 — (1,027) 1,027
$ – $ – $ –
$ (414,088) $ (479,013) $ 64,925
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3 .00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 197 $ (33,441) $ (17,985) $ (15,456)
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 531 (90,137) (54,670) (35,467)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 35 (6,652) — (6,652)
$ (130,230) $ (72,655) $ (57,575)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.67% At Termination BNP Paribas SA N/A 01/02/25 BRL 17,595 $ — $ — $ —
9.81% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA N/A 05/10/25 COP 7,113,118 988 — 988
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc N/A 05/10/25 COP 4,758,439 1,516 — 1,516
8.62% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA 11/05/24
(a)
11/05/25 COP 13,237,519 (1,445) — (1,445)
1-day
BZDIOVER At Termination 10.14% At Termination
Goldman Sachs
International N/A 01/02/26 BRL 3,936 (23,145) — (23,145)
1-day
BZDIOVER At Termination 11.78% At Termination Citibank NA N/A 01/02/26 BRL 9,504 (1,957) — (1,957)
1-day
BZDIOVER At Termination 11.84% At Termination Citibank NA N/A 01/02/26 BRL 9,303 855 — 855
1-day CLICP At Termination 4.95% At Termination
Goldman Sachs
International 04/01/25
(a)
04/01/26 CLP 3,779,824 (8,948) — (8,948)
10.97% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc N/A 01/04/27 BRL 15,220 55,897 — 55,897
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA N/A 01/04/27 BRL 6,555 7,780 — 7,780
1-day
BZDIOVER At Termination 10.32% At Termination Bank of America NA N/A 01/04/27 BRL 186 (1,238) — (1,238)
1-day
BZDIOVER At Termination 11.40% At Termination
Goldman Sachs
International N/A 01/04/27 BRL 3,378 (6,701) — (6,701)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA N/A 01/04/27 BRL 13,186 (127,273) — (127,273)
4.92% Semi-Annual 1-day CLICP Semi-Annual
JPMorgan Chase Bank
NA 04/01/26
(a)
04/01/28 CLP 2,037,257 12,328 — 12,328
4.99% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International 04/01/26
(a)
04/01/28 CLP 2,122,431 9,897 — 9,897
$ (81,446) $ — $ (81,446)
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .02
1-day EFFR ......................................... Effective Federal Funds Rate 5 .33
1-day IBR ........................................... Colombian Reference Banking Indicator 10 .96
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .34
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11 .24
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .35
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 4 .71
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .68
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .76

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 267,189,431 $ — $ 267,189,431
Corporate Bonds ........................................ — 949,734,946 — 949,734,946
Floating Rate Loan Interests ................................. — — 870,995 870,995
Foreign Agency Obligations ................................. — 28,483,346 — 28,483,346
Foreign Government Obligations .............................. — 114,426,135 — 114,426,135
Municipal Bonds ......................................... — 21,840,358 — 21,840,358
Non-Agency Mortgage-Backed Securities ........................ — 249,230,918 1 249,230,919
Other Interests .......................................... — — 2 2
U.S. Government Sponsored Agency Securities .................... — 1,131,792,961 — 1,131,792,961
U.S. Treasury Obligations ................................... — 1,245,848,661 — 1,245,848,661
Short-Term Securities
Foreign Government Obligations .............................. — 2,226,687 — 2,226,687
Money Market Funds ...................................... 164,822,756 — — 164,822,756
Options Purchased
Foreign currency exchange contracts ........................... — 807,182 — 807,182
Interest rate contracts ...................................... 54,766 2,800,971 — 2,855,737
Liabilities
Investments
TBA Sale Commitments .................................... — (31,462,472) — (31,462,472)
$ 164,877,522 $ 3,982,919,124 $ 870,998 $ 4,148,667,644
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 97,884 $ — $ 97,884
Foreign currency exchange contracts ............................ — 1,049,286 — 1,049,286
Interest rate contracts ....................................... 540,518 905,155 — 1,445,673
Other contracts ........................................... — 39,475 — 39,475
Liabilities
Credit contracts ........................................... — (90,534) — (90,534)
Foreign currency exchange contracts ............................ — (321,388) — (321,388)
Interest rate contracts ....................................... (795,100) (4,950,667) — (5,745,767)
$ (254,582) $ (3,270,789) $ — $ (3,525,371)

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Core Bond Portfolio

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
BRL Brazilian Real
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
PEN Peruvian Sol
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate